UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:  811-09999

Prudential Investment Portfolios 2

f/k/a Dryden Core Investment Fund

Exact name of registrant as specified in charter:

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Address of principal executive offices:

Deborah A. Docs

Gateway Center 3,

100 Mulberry Street,

Newark, New Jersey 07102

Name and address of agent for service:

Registrant’s telephone number, including area code: 973-367-7521

Date of fiscal year end:  1/31/2010

Date of reporting period: 1/31/2010

Item 1 – Reports to Stockholders

Fees and Expenses (Unaudited)

As a shareholder of the Series, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemptions, as applicable, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Series expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested on August 1, 2009, at the beginning of the period and held through the six-month period ended January 31, 2010.

Actual Expenses

The first line for each Series in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Six-Month Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each Series in the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Dryden Core Investment Fund	1

Fees and Expenses (continued)

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs such as sales charges (loads). Therefore the second line for each Series in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Dryden Core Investment Fund		Beginning Account Value August 1, 2009	Ending Account Value January 31, 2010	Annualized Expense Ratio Based on the Six-Month Period	Expenses Paid During the Six-Month Period*

Taxable Money Market Series	Actual	$1,000.00	$1,001.50	0.01%	$0.05
	Hypothetical	$1,000.00	$1,025.16	0.01%	$0.05

Short-Term Bond Series	Actual	$1,000.00	$1,081.60	0.03%	$0.16
	Hypothetical	$1,000.00	$1,025.05	0.03%	$0.15

* Series expenses (net of fee waivers or subsidies, if any) are equal to the annualized expense ratio (provided in the table), multiplied by the average account value over the period, multiplied by the 184 days in the six-month period ended January 31, 2010, and divided by the 365 days in the Series’ fiscal year ended January 31, 2010 (to reflect the six-month period). Expenses presented in the table include the expenses of any underlying portfolios in which the Fund may invest.

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Portfolio of Investments

as of January 31, 2010

Principal Amount (000)	Description	Value (Note 1)

Certificates of Deposit 22.6%
	Banco Bilbao Vizcaya SA New York
$100,000	0.275%, 2/26/10	$100,003,815
	Bank of America N.A.
100,000	0.281%, 6/4/10(a)	100,000,000
120,000	0.360%, 2/8/10	120,000,000
	Bank of Tokyo Mitsubishi UFJ Ltd.
308,000	0.240%, 2/5/10	308,000,000
120,000	0.240%, 2/10/10	120,000,000
155,000	0.240%, 2/16/10	155,000,000
120,000	0.240%, 2/17/10	120,000,000
	BNP Paribas NY
95,000	0.220%, 6/2/10	95,000,000
185,000	0.240%, 5/20/10	185,000,000
50,000	0.240%, 5/21/10	50,000,000
95,000	0.260%, 2/9/10	95,000,000
245,000	0.260%, 2/22/10	245,000,000
34,000	0.710%, 3/18/10	34,000,000
	Chase Bank USA N.A.
292,000	0.190%, 2/10/10	292,000,000
310,000	0.190%, 2/10/10	310,000,000
	Royal Bank of Scotland PLC (The)
125,000	0.420%, 2/8/10	125,000,000
451,500	0.833%, 7/19/10(a)	451,500,000
	Societe Generale
96,000	0.220%, 4/20/10	96,000,000
	State Street Bank & Trust Co.
175,000	0.200%, 4/12/10	175,000,000
45,000	0.210%, 2/12/10	45,000,000
58,000	0.220%, 5/19/10	58,000,000
	Sumitomo Mitsui Banking Corp./ New York
130,000	0.230%, 2/22/10	130,000,000
60,000	0.250%, 2/1/10	60,000,000
160,000	0.250%, 2/5/10	160,000,000
125,000	0.260%, 2/1/10	125,000,000
	UBS AG
200,000	0.660%, 2/12/10	200,000,000

		3,954,503,815

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	3

Portfolio of Investments

as of January 31, 2010 continued

Principal Amount (000)	Description	Value (Note 1)

Commercial Paper 36.5%
	Blackrock, Inc., 144A
$100,000	0.210%, 2/1/10(b)	$100,000,000
	BPCE SA, 144A
100,000	0.260%, 2/10/10(b)	99,993,500
160,000	0.270%, 2/16/10(b)	159,982,000
	E.ON AG, 144A
50,000	0.160%, 2/19/10(b)	49,996,000
90,000	0.170%, 2/11/10(b)	89,995,750
	Electricite de France, 144A
50,000	0.200%, 3/4/10(b)	49,991,389
	ENI Coordination, 144A
53,000	0.160%, 3/1/10(b)	52,993,404
	ENI Finance USA, Inc., 144A
46,000	0.140%, 2/17/10(b)	45,997,138
37,000	0.140%, 3/16/10(b)	36,993,813
85,000	0.150%, 2/22/10(b)	84,992,563
100,000	0.200%, 2/9/10(b)	99,995,556
	GDF Suez, 144A
50,000	0.170%, 2/23/10(b)	49,994,806
25,000	0.170%, 3/3/10(b)	24,996,458
50,000	0.170%, 3/12/10(b)	49,990,792
	International Finance Corp.
150,000	0.100%, 2/26/10(b)	149,989,583
375,000	0.110%, 2/5/10(b)	374,995,416
	Intesa Funding LLC
225,000	0.210%, 2/17/10(b)	224,979,000
	NY Life Capital Corp., 144A
43,837	0.140%, 3/15/10(b)	43,829,840
	Old Line Funding LLC
40,000	0.150%, 2/22/10(b)	39,996,500
155,623	0.160%, 2/10/10(b), 144A	155,616,714
46,000	0.160%, 3/3/10(b), 144A	45,993,867
60,023	0.160%, 3/17/10(b), 144A	60,011,262
158,400	0.170%, 2/16/10(b), 144A	158,388,975
69,000	0.180%, 2/17/10(b), 144A	68,994,480
50,301	0.190%, 2/9/10(b), 144A	50,298,921
	Prudential PLC, 144A
25,000	0.190%, 4/20/10(b)	24,989,708
	Royal Bank of Scotland PLC (The)
230,000	0.430%, 2/5/10(b)	229,989,011

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

Commercial Paper (cont’d.)
	Societe Generale N.A., Inc.
$24,000	0.200%, 3/19/10(b)	$23,993,867
179,000	0.250%, 4/1/10(b)	178,926,660
	State Street Corp.
300,000	0.200%, 3/9/10(b)	299,939,999
210,000	0.210%, 3/1/10(b)	209,965,700
85,000	0.260%, 2/9/10(b)	84,995,089
	Straight-A Funding LLC, 144A
30,000	0.170%, 2/17/10(b)	29,997,733
38,000	0.170%, 2/18/10(b)	37,996,949
50,000	0.170%, 4/14/10(b)	49,983,000
10,000	0.170%, 4/19/10(b)	9,996,364
35,594	0.170%, 4/20/10(b)	35,580,890
40,000	0.170%, 4/20/10(b)	39,985,267
45,000	0.170%, 4/21/10(b)	44,983,213
150,000	0.180%, 3/1/10(b)	149,979,000
10,000	0.180%, 3/3/10(b)	9,998,500
100,000	0.180%, 3/3/10(b)	99,985,000
25,000	0.200%, 2/2/10(b)	24,999,861
9,000	0.200%, 2/8/10(b)	8,999,650
65,056	0.200%, 2/9/10(b)	65,053,109
10,000	0.200%, 2/10/10(b)	9,999,500
225,000	0.200%, 2/11/10(b)	224,987,500
50,000	0.200%, 2/16/10(b)	49,995,833
	Swedbank AB, Gtd. By Kingdom of Sweden, 144A
100,000	0.830%, 2/17/10(b)	99,963,556
75,000	0.830%, 2/18/10(b)	74,970,958
	Total Capital Canada Ltd., 144A
55,000	0.180%, 3/4/10(b)	54,991,475
200,000	0.180%, 4/14/10(b)	199,928,000
267,000	0.180%, 4/15/10(b)	266,902,544
178,000	0.190%, 2/25/10(b)	177,977,453
	Toyota Motor Credit Corp.
157,000	0.180%, 4/19/10(b)	156,939,555
	Unicredit Delaware, Inc., 144A
166,000	0.220%, 3/12/10(b)	165,960,437
157,000	0.220%, 3/22/10(b)	156,952,987
	US Bancorp
75,000	0.170%, 3/22/10(b)	74,982,646

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	5

Portfolio of Investments

as of January 31, 2010 continued

Principal Amount (000)	Description	Value (Note 1)

Commercial Paper (cont’d.)
	US Bank N.A.
$260,000	0.150%, 3/29/10(b)	$259,939,333
225,000	0.150%, 4/14/10(b)	224,932,500
170,000	0.170%, 2/8/10(b)	169,994,381

		6,398,764,955

Loan Participation 0.5%
	Army & Air Force Exchange Services
10,000	0.340%, 3/16/10(d)	10,000,000
75,000	0.340%, 3/16/10(d)	75,000,000

		85,000,000

Municipal Bonds 2.3%
	Arizona Hlth. Fac. Auth. Rev., Hlth Fac.-Catholic West, Ser. B, F.R.W.D.
16,215	0.230%, 2/3/10(c)	16,215,000
	California Hlth. Facs. Fing. Auth. Rev., Hosp. Adventist, Ser. B, F.R.D.D.
700	0.180%, 2/1/10(c)	700,000
	California St. Dept. Wtr. Res. Pwr. Supply Rev., F.R.D.D.
19,355	0.170%, 2/1/10(c)	19,355,000
	District of Columbia, Ser. C, F.R.W.D.
9,805	0.200%, 2/4/10(c)	9,805,000
	Gulf Coast Waste Disp. Auth. Tex. Amoco Oil Co. Proj., A.M.T., F.R.D.D.
4,000	0.200%, 2/1/10(c)	4,000,000
	Gulf Coast Waste Disp. Auth. TexPollutn. Ctl. Rev., Ref., Exxon Proj., F.R.D.D.
22,260	0.160%, 2/1/10(c)	22,260,000
	Los Angeles Calif. Uni. Sch. Dist. Ctfs. Partn., Administration Bldg. Proj., F.R.W.D.
43,880	0.210%, 2/3/10(c)	43,880,000
	Lower Neches Valley Auth. Tex. Indl. Dev. Corp. Exempt Facs. Rev., Ref. ExxonMobil Proj., Ser. A, F.R.D.D.
18,855	0.180%, 2/1/10(c)	18,855,000
	Massachusetts St. Hlth. & Edl, Harvard University, Ser. GG2, F.R.W.D.
16,030	0.200%, 2/4/10(c)	16,030,000

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

Municipal Bonds (cont’d.)
	Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., AR Harvard Univ., F.R.W.D.
$29,270	0.100%, 2/3/10(c)	$29,270,000
	Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Harvard Univ., Ser. R, F.R.D.D.
22,230	0.170%, 2/1/10(c)	22,230,000
	Massachusetts St. Hlth. & Edl. Facs. Auth. Rev., Mass Inst. Technology, Ser. J-2, F.R.W.D.
34,130	0.160%, 2/4/10(c)	34,130,000
	Sacramento Cnty. Santn. Dist. Fing. Auth. Rev., Santn. Dist., Ser. A, F.R.D.D.
20,995	0.180%, 2/1/10(c)	20,995,000
	Sacramento Cnty. Santn. Dist. Fing. Auth. Rev., Santn. Dist., Ser. D, F.R.D.D.
20,900	0.180%, 2/1/10(c)	20,900,000
	Sacramento Cnty. Santn. Dist. Fing. Auth. Rev., Sub Lien, Santn Dist., Ser. C, F.R.D.D.
27,675	0.180%, 2/1/10(c)	27,675,000
	Santa Clara Elec. Rev., Ser. A, F.R.D.D
25,185	0.180%, 2/1/10(c)	25,185,000
	Valdez Alaska Marine Term Rev., Exxon Pipeline Co. Proj., F.R.D.D.
13,700	0.180%, 2/1/10(c)	13,700,000
	Valdez Alaska Marine Term Rev., ExxonMobil Proj., F.R.D.D.
29,300	0.160%, 2/1/10(c)	29,300,000
	Valdez Alaska Marine Term Rev., F.R.D.D.
6,200	0.180%, 2/1/10(c)	6,200,000
	Valdez Exxon Pipeline Co. Proj., F.R.D.D.
17,900	0.180%, 2/1/10(c)	17,900,000

		398,585,000

Other Corporate Obligations 12.1%
	Bank of America N.A.
150,000	0.299%, 7/29/10, FDIC, M.T.N.(a)	150,000,000
530,000	0.331%, 1/27/11(a)	530,000,000
68,870	0.872%, 5/12/10(a)	68,976,074
	Barclays Capital PLC NY
215,000	0.483%, 3/17/10(a)	215,000,000
	Chase Bank USA
275,000	0.190%, 2/1/10	275,000,000

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	7

Portfolio of Investments

as of January 31, 2010 continued

Principal Amount (000)	Description	Value (Note 1)

Other Corporate Obligations (cont’d.)
	Citigroup Funding, Inc., FDIC, M.T.N.
$150,000	0.349%, 7/30/10(a)	$150,000,000
	Goldman Sachs Group, Inc.
75,000	0.370%, 2/8/10(d)	75,000,000
274,000	0.400%, 2/3/10(d)	274,000,000
175,000	0.401%, 7/12/10	175,000,000
	Metropolitan Life Global Funding I, 144A
67,500	1.001%, 6/25/10(a)(e)
	(original cost $67,685,288; date purchased 1/6/10)	67,661,705
	Morgan Stanley, M.T.N.
59,000	2.372%, 5/14/10(a)	59,366,272
	Wells Fargo & Co., M.T.N.
84,000	0.489%, 8/20/10(a)	84,101,959

		2,124,106,010

Time Deposits 1.0%
	Branch Banking and Trust Co.
47,028	0.060%, 2/1/10	47,028,000
	US Bank N.A.
132,000	0.100%, 2/1/10	132,000,000

		179,028,000

U.S. Government Agencies 19.1%
	Federal Home Loan Bank
166,000	0.000%, 4/16/10(a)	165,953,253
95,000	0.110%, 2/10/10(b)	94,997,388
94,000	0.115%, 2/5/10(b)	93,998,799
277,500	0.115%, 3/17/10(b)	277,460,996
38,736	0.120%, 3/24/10(b)	38,729,415
220,000	0.134%, 8/1/11(a)	219,883,400
243,000	0.136%, 7/20/11(a)	242,891,461
1,500	0.204%, 2/10/10(a)	1,499,967
19,975	0.375%, 12/17/10	19,969,859
30,000	3.000%, 12/10/10	30,664,679
	Federal Home Loan Mortgage Corp.
100,000	0.110%, 2/8/10(b)	99,997,861
38,900	0.110%, 3/8/10(b)	38,895,840
140,000	0.115%, 3/15/10(b)	139,981,217
150,000	0.120%, 3/22/10(b)	149,975,500
300,000	0.120%, 3/25/10(b)	299,947,999

See Notes to Financial Statements.

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Principal Amount (000)	Description	Value (Note 1)

U.S. Government Agencies (cont’d.)
$200,000	0.130%, 4/13/10(b)	$199,948,722
65,200	0.210%, 6/7/10(b)	65,152,078
510,000	0.242%, 8/24/10(a)	509,944,368
	Federal National Mortgage Association
125,681	0.080%, 3/3/10(b)	125,672,621
200,000	0.120%, 4/5/10(b)	199,958,000
165,000	0.141%, 7/13/10(a)	164,950,621
160,000	0.228%, 8/5/10(a)	159,971,863
2,750	4.750%, 4/19/10	2,776,780

		3,343,222,687

Repurchase Agreements(f) 8.0%
465,500	Banc of America Securities 0.140%, dated 1/29/10, due 2/1/10 in the amount of $465,505,431 (cost $465,500,000)	465,500,000
300,000	Barclay Capital, Inc. 0.130%, dated 1/29/10, due 2/1/10 in the amount of $300,003,250 (cost $300,000,000)	300,000,000
450,000	Morgan Stanley & Co., Inc. 0.130%, dated 1/29/10, due 2/1/10 in the amount of $450,004,875 (cost $450,000,000)	450,000,000
92,080	Morgan Stanley & Co., Inc. 0.100%, dated 1/29/10, due 2/1/10 in the amount of $92,080,767 (cost $92,080,000)	92,080,000

100,000	UBS Securities LLC 0.130%, dated 1/29/10, due 2/1/10 in the amount of $100,001,083 (cost $100,000,000)	100,000,000

		1,407,580,000

	Total Investments 102.1% (amortized cost $17,890,790,467)(g)	17,890,790,467
	Liabilities in excess of other assets (2.1%)	(364,482,645)

	Net Assets 100.0%	$17,526,307,822

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

A.M.T.—Alternative Minimum Tax

FDIC—Federal Deposit Insurance Corporation

F.R.D.D.—Floating Rate (Daily) Demand

F.R.W.D.—Floating Rate (Weekly) Demand

M.T.N.—Medium Term Note

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	9

Portfolio of Investments

as of January 31, 2010 continued

N.A.—National Association (National Bank)

(a)	Floating Rate Security. The interest rate shown reflects the rate in effect at January 31, 2010.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Variable rate instrument. The maturity date presented for these instruments is the later of the next date on which the security can be redeemed at par or the next date on which the rate of interest is adjusted. The interest rate shown reflects the rate in effect at January 31, 2010.
(d)	Indicates a security that has been deemed illiquid.
(e)	Private placement, restricted as to resale and does not have a readily available market. The aggregate original cost of such securities is $67,685,288. The aggregate value of $67,661,705 is 0.4% of net assets.
(f)	Collateralized by U.S. Government and Government Agency guaranteed securities.
(g)	The cost basis for federal income tax purposes is substantially the same as that used for financial statement purposes.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2010 in valuing the Series’ assets carried at fair value:

	Level 1	Level 2	Level 3
Investments in Securities
Certificates of Deposit	$—	$3,954,503,815	$—
Commerical Paper	—	6,398,764,955	—
Loan Participation	—	85,000,000	—
Municipal Bonds	—	398,585,000	—
Other Corporate Obligations	—	2,124,106,010	—
Repurchase Agreements	—	1,407,580,000	—
Time Deposits	—	179,028,000	—
U.S. Government Agencies	—	3,343,222,687	—

	—	17,890,790,467	—
Other Financial Instruments*	—	—	—

Total	$—	$17,890,790,467	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

See Notes to Financial Statements.

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As of January 31, 2010 and 2009, the Series did not use any significant unobservable inputs (Level 3) in determining the value of investments.

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2010 were as follows:

Commercial Paper	36.5%
Certificates of Deposit	22.6
U.S. Government Agencies	19.1
Other Corporate Obligations	12.1
Repurchase Agreements	8.0
Municipal Bonds	2.3
Time Deposits	1.0
Loan Participations	0.5

102.1
Liabilities in excess of other assets	(2.1)

100.0%

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	11

Statement of Assets and Liabilities

as of January 31, 2010

Assets
Unaffiliated investments, at amortized cost which approximates fair value	$17,890,790,467
Interest receivable	4,275,481
Prepaid expenses	233,991

Total assets	17,895,299,939

Liabilities
Payable for investments purchased	367,876,805
Dividend payable	780,669
Payable to custodian	126,048
Management fee payable	116,356
Accrued expenses	69,387
Affiliated transfer agent fee payable	16,667
Deferred trustees’ fee	6,185

Total liabilities	368,992,117

Net Assets	$17,526,307,822

Net assets were comprised of:
Common stock, at par	$17,526,319
Paid-in capital in excess of par	17,508,771,470

17,526,297,789
Undistributed net investment income	10,033

Net assets January 31, 2010	$17,526,307,822

Net asset value, offering price and redemption price per share ($17,526,307,822 ÷ 17,526,318,884 shares of $.001 par value common stock issued and outstanding)	$1.00

See Notes to Financial Statements.

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Statement of Operations

Year Ended January 31, 2010

Net Investment Income
Income
Unaffiliated interest	$81,782,657

Expenses
Management fee	1,607,729
Insurance expense	382,000
Transfer agent’s fees and expenses (including affiliated expense of $100,000)	102,000
Custodian’s fees and expenses	93,000
Legal fees and expenses	30,000
Audit fee	22,000
Reports to shareholders	13,000
Trustees’ fees	12,000
Miscellaneous	47,836

Total expenses	2,309,565

Net investment income	79,473,092

Net Realized Gain On Investments
Net realized gain on investment transactions	718,963

Net Increase In Net Assets Resulting From Operations	$80,192,055

See Notes to Financial Statements.

Dryden Core Investment Fund/Taxable Money Market Series	13

Statement of Changes in Net Assets

	Year Ended January 31,
	2010	2009
Increase (Decrease) In Net Assets
Operations
Net investment income	$79,473,092	$595,272,136
Net realized gain on investment transactions	718,963	1,014,265

Net increase in net assets resulting from operations	80,192,055	596,286,401

Dividends and distributions from net investment income and net realized gain (Note 1)	(80,045,611)	(596,432,846)

Series share transactions (Note 6)
Net proceeds from shares subscribed	131,467,259,564	182,400,328,239
Net asset value of shares issued to shareholders in reinvestment of dividends and distributions	55,496,687	410,453,980
Cost of shares reacquired	(129,355,873,479)	(191,987,937,502)

Net increase (decrease) in net assets from Series share transactions	2,166,882,772	(9,177,155,283)

Total increase (decrease)	2,167,029,216	(9,177,301,728)

Net Assets
Beginning of year	15,359,278,606	24,536,580,334

End of year(a)	$17,526,307,822	$15,359,278,606

(a) Includes accumulated net investment income of:	$10,033	$—

See Notes to Financial Statements.

14	Visit our website at www.prudentialfunds.com

Portfolio of Investments

as of January 31, 2010

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note1)

LONG-TERM INVESTMENTS 90.4%
ASSET BACKED SECURITIES 38.2%

Non-Residential Mortgage Asset Backed Securities 21.5%
American Express Credit Account Master Trust, Ser. 2006-1, Class C, 144A(a)	Baa2	0.513%	12/15/13	$10,000	$9,831,705
American Express Credit Account Master Trust, Ser. 2006-3, Class C, 144A(a)	Baa2	0.513	03/15/14	10,000	9,795,946
American Express Credit Account Master Trust, Ser. 2006-B, Class C, 144A(a)	Baa2	0.523	08/15/13	13,000	12,851,986
American Express Credit Account Master Trust, Ser. 2007-3, Class B(a)	A2	0.323	10/15/12	10,000	9,989,281
American Express Credit Account Master Trust, Ser. 2007-3, Class C, 144A(a)	Baa2	0.483	10/15/12	2,000	1,997,780
BA Credit Card Trust, Ser. 2007-C1, Class C1(a)	Baa1	0.523	06/15/14	5,000	4,819,633
BA Credit Card Trust, Ser. 2008-A7, Class A7(a)	Aaa	0.933	12/15/14	9,400	9,435,645
Bank of America Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	2.670	07/15/13	10,000	10,230,957
Bank of America Auto Trust, Ser. 2009-2A, Class A2, 144A	Aaa	1.160	02/15/12	11,000	11,036,692
Bank of America Auto Trust, Ser. 2009-2A, Class A3, 144A	Aaa	2.130	09/15/13	15,000	15,232,442
Bank of America Auto Trust, Ser. 2009-3A, Class A3, 144A	Aaa	1.670	12/16/13	8,350	8,381,550
Capital Auto Receivables Asset Trust, Ser. 2007-1, Class A4A	Aaa	5.010	04/16/12	14,050	14,561,017
CarMax Auto Owner Trust, Ser. 2007-2, Class A3	Aaa	5.230	12/15/11	5,991	6,084,406
CarMax Auto Owner Trust, Ser. 2008-1, Class A2(a)	Aaa	0.933	04/15/11	259	259,327
CarMax Auto Owner Trust, Ser. 2008-2, Class A2B(a)	Aaa	1.133	09/15/11	8,292	8,310,041
CarMax Auto Owner Trust, Ser. 2008-2, Class A3B(a)	Aaa	1.633	10/15/12	5,000	5,058,719

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	15

Portfolio of Investments

as of January 31, 2010 continued

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note1)

Non-Residential Mortgage Asset Backed Securities (cont’d.)
Chase Issuance Trust, Ser. 2006-C2, Class C(a)	Baa2	0.533%	04/15/13	$8,751	$8,635,688
Chase Issuance Trust, Ser. 2006-C4, Class C4(a)	Baa2	0.523	01/15/14	44,000	42,946,305
Citibank Credit Card Issuance Trust, Ser. 2005-C6, Class C6(a)	Baa2	0.563	11/15/12	14,000	13,850,402
Citibank Credit Card Issuance Trust, Ser. 2006-C1, Class C1(a)	Baa2	0.631	02/20/15	19,100	18,154,313
Citibank Credit Card Issuance Trust, Ser. 2009-A2, Class A2(a)	Aaa	1.7831	05/15/14	35,000	35,748,919
Countrywide Home Equity Loan Trust, Home Equity Loan, Ser. 2005-A, Class 2A(a)	B3	0.473	04/15/35	1,323	604,701
Countrywide Home Equity Loan Trust, Home Equity Loan, Ser. 2005-B, Class 2A(a)	Ca	0.413	05/15/35	1,307	458,335
Countrywide Home Equity Loan Trust, Home Equity Loan, Ser. 2005-I, Class 2A(a)	B3	0.463	02/15/36	2,275	761,758
Daimler Chrysler Auto Trust, Ser. 2006-D, Class A4	AAA(d)	4.940	02/8/12	5,000	5,072,040
Discover Card Master Trust I, Ser. 2006-3, Class B1(a)	A1	0.373	03/15/14	9,816	9,608,766
Discover Card Master Trust I, Ser. 2007-3, Class B1(a)	A2	0.363	10/15/12	15,000	14,952,000
Flagstar Home Equity Loan Trust, Ser. 2006-2A, Class A, 144A(a)	Aa3	0.391	06/25/19	16,212	11,180,274
Ford Credit Auto Owner Trust, Ser. 2006-C, Class A4B(a)	Aaa	0.273	02/15/12	3,791	3,785,232
Ford Credit Auto Owner Trust, Ser. 2007-A4A	Aaa	5.470	06/15/12	1,100	1,153,129
Ford Credit Auto Owner Trust, Ser. 2007-B, Class A3A	Aaa	5.150	11/15/11	1,870	1,905,851
Ford Credit Auto Owner Trust, Ser. 2008-A, Class A3A	Aaa	3.960	04/15/12	1,266	1,288,409
Ford Credit Auto Owner Trust, Ser. 2008-B, A4A	Aaa	4.950	03/15/13	6,500	6,892,126

See Notes to Financial Statements.

16	Visit our website at www.prudentialfunds.com

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note1)

Non-Residential Mortgage Asset Backed Securities (cont’d.)
Ford Credit Auto Owner Trust, Ser. 2009-D, Class A2	Aaa	1.210%	01/15/12	$7,000	$7,025,777
Ford Credit Auto Owner Trust, Ser. 2009-D, Class A3	Aaa	2.170	10/15/13	3,500	3,556,407
GE Business Loan Trust, Ser. 2003-2, Class A, 144A(a)	Aaa	0.603	11/15/31	9,573	8,176,235
GE Business Loan Trust, Ser. 2004-2A, Class A, 144A(a)	Aaa	0.453	12/15/32	9,077	7,624,640
GE Business Loan Trust, Ser. 2006-2, Class A, 144A(a)	Aaa	0.413	11/15/34	12,728	9,444,518
GE Capital Credit Card Master Note Trust, Ser. 2005-3, Class B(a)	A1	0.533	06/15/13	4,000	3,981,054
GE Capital Credit Card Master Note Trust, Ser. 2007-1, Class C(a)	Baa2	0.503	03/15/13	21,000	21,000,000
GE Capital Credit Card Master Note Trust, Ser. 2007-2, Class B(a)	A1	0.413	03/15/15	25,000	23,609,488
GE Capital Credit Card Master Note Trust, Ser. 2007-2, Class C(a)	A3	0.593	03/15/15	13,680	12,380,191
GE Corporate Aircraft Financing LLC, Ser. 2005-1, Class A3, 144A(a)	Aaa	0.491	08/25/19	8,339	7,755,032
GE Dealer Floorplan Master Note Trust, Ser. 2006-2, Class B(a)	Aa2	0.471	04/20/13	5,000	4,867,367
GMAC Mortgage Corp. Loan Trust, Ser. 2001-HE2, Class 1A1(a)	Ba2	0.671	12/25/26	3,367	1,376,718
Harley-Davidson Motorcycle Trust, Ser. 2009-2, Class A3	Aaa	2.620	03/15/14	20,000	20,437,824
Harley-Davidson Motorcycle Trust, Ser. 2009-3, Class A2	Aaa	0.940	04/16/12	10,000	10,004,592
Harley-Davidson Motorcycle Trust, Ser. 2009-3, Class A3	Aaa	1.750	09/16/13	10,000	10,047,833
Honda Auto Receivables Owner Trust, Ser. 2007-1, Class A4	AAA(d)	5.090	07/18/13	2,000	2,049,185
Honda Auto Receivables Owner Trust, Ser. 2007-2, Class A3	Aaa	5.460	05/21/11	250	252,866

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	17

Portfolio of Investments

as of January 31, 2010 continued

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note1)

Non-Residential Mortgage Asset Backed Securities (cont’d.)
Honda Auto Receivables Owner Trust, Ser. 2008-1, Class A3	Aaa	4.470%	01/18/12	$24,266	$24,693,329
Honda Auto Receivables Owner Trust, Ser. 2009-2, Class A3	AAA(d)	2.790	01/15/13	1,000	1,022,824
Household Credit Card Master Note Trust I, Ser. 2007-2, Class A(a)	Aaa	0.783	07/15/13	5,200	5,191,057
HSBC Private Label Credit Card Master Note Trust, Ser. 2007-1, Class B(a)	A2	0.343	12/15/13	25,000	24,985,190
Huntington Auto Trust, Ser. 2009-1A, Class A3, 144A	Aaa	3.940	06/15/13	30,000	30,950,006
Hyundai Auto Receivables Trust, Ser. 2007-A, Class A3A	Aaa	5.040	01/15/12	2,134	2,169,525
Hyundai Auto Receivables Trust, Ser. 2008-A, Class A2	Aaa	4.160	05/16/11	7,487	7,532,527
Hyundai Auto Receivables Trust, Ser. 2009-A, Class A2	AAA(d)	1.110	02/15/12	1,000	1,003,728
MBNA Credit Card Master Note Trust, Ser. 2005-A2, Class A2(a)	Aaa	0.313	10/15/14	5,000	4,948,207
MBNA Credit Card Master Note Trust, Ser. 2006-C2, Class C2(a)	Baa1	0.533	08/15/13	21,800	21,380,487
MBNA Credit Card Master Note Trust, Ser. 2006-C3, Class C3(a)	Baa1	0.523	10/15/13	7,455	7,287,589
MMCA Automobile Trust, Ser. 2009-A, Class A2, 144A	Aaa	3.260	09/15/11	19,000	19,177,242
National City Credit Card Master Trust, Ser. 2006-1, Class C(a)	Baa2	0.513	03/15/13	5,000	4,739,611
National City Credit Card Master Trust, Ser. 2007-1, Class C(a)	Baa2	0.533	03/17/14	17,625	15,928,851
National Collegiate Student Loan Trust, Ser. 2006-1, Class A2(a)	Aa1	0.371	08/25/23	2,285	2,234,426
Nissan Auto Lease Trust, Ser. 2009-B, Class A2	Aaa	1.220	09/15/11	3,000	3,006,135
Nissan Auto Receivables Owner Trust, Ser. 2007-B, Class A3	Aaa	5.030	05/15/11	1,361	1,373,401

See Notes to Financial Statements.

18	Visit our website at www.prudentialfunds.com

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note1)

Non-Residential Mortgage Asset Backed Securities (cont’d.)
Nissan Auto Receivables Owner Trust, Ser. 2007-BA4	Aaa	5.160%	03/15/14	$2,000	$2,096,406
Nissan Auto Receivables Owner Trust, Ser. 2008-B, Class A3	Aaa	4.460	04/15/12	21,555	22,063,499
Origen Manufactured Housing, Ser. 2006-A, Class A1(a)	Ba2	0.383	11/15/18	6,550	6,041,101
SLM Student Loan Trust, Ser. 2007-6, Class A1(a)	Aaa	0.419	04/25/15	3,145	3,142,439
SLM Student Loan Trust, Ser. 2008-1, Class A1(a)	Aaa	0.499	07/25/13	2,173	2,174,857
SLM Student Loan Trust,
Ser. 2008-2, Class A1(a)	Aaa	0.549	01/25/15	7,672	7,676,353
Tal Advantage LLC, Ser. 2006-1, Class A(a)	Baa2	0.421	04/20/21	6,250	5,000,000
USAA Auto Owner Trust, Ser. 2007-1, Class A4	Aaa	5.550	02/15/13	3,700	3,868,812
USAA Auto Owner Trust,
Ser. 2008-2, Class A3	Aaa	4.640	10/15/12	10,274	10,570,606
USAA Auto Owner Trust,
Ser. 2008-3, Class A3	Aaa	4.280	10/15/12	7,224	7,411,635
USAA Auto Owner Trust,
Ser. 2009-1, Class A2	Aaa	2.640	08/15/11	1,770	1,779,405
Volkswagen Auto Loan Enhanced Trust, Ser. 2008-1, Class A2	Aaa	3.710	04/20/11	13	13,362
Wachovia Auto Owner Trust,
Ser. 2008-A, Class A3A	Aaa	4.810	09/20/12	10,200	10,491,144
World Omni Auto Receivables Trust, Ser. 2008-B, Class A2	Aaa	4.130	03/15/11	5,784	5,828,020
World Omni Auto Receivables Trust, Ser. 2008-B, Class A3A	Aaa	5.130	04/15/13	8,000	8,351,551
World Omni Auto Receivables Trust, Ser. 2009-A, Class A2	Aaa	2.880	10/17/11	928	935,006
World Omni Automobile Lease Securitization Trust, Ser. 2009-A, Class A2	Aaa	1.020	01/16/12	8,350	8,368,192

					751,901,625

Residential Mortgage Asset Backed Securities 16.7%
Accredited Mortgage Loan Trust,
Ser. 2004-4, Class A2D(a)	Aaa	0.581	01/25/35	2,505	2,080,444

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	19

Portfolio of Investments

as of January 31, 2010 continued

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note1)

Residential Mortgage Asset Backed Securities (cont’d.)
Ace Securities Corp., Home Equity Loan, Ser. 2002-HE1, Class M1(a)	Baa1	1.206%	06/25/32	$553	$424,163
Ace Securities Corp., Home Equity Loan, Ser. 2003-HE1, Class M2(a)	Ba3	2.781	11/25/33	276	85,660
Ace Securities Corp., Home Equity Loan, Ser. 2003-OP1, Class M1(a)	Aaa	0.931	12/25/33	2,000	1,496,789
Ace Securities Corp., Home Equity Loan, Ser. 2004-FM1, Class M1(a)	Aa2	1.131	09/25/33	946	753,949
Ace Securities Corp., Home Equity Loan, Ser. 2004-OP1, Class M1(a)	Aa2	0.751	04/25/34	4,837	3,773,820
Ace Securities Corp., Home Equity Loan, Ser. 2005-HE2, Class M2(a)	Aa2	0.681	04/25/35	1,801	1,728,103
Ameriquest Mortgage Securities, Inc., Ser. 2003-1, Class M1(a)(c)	Aa2	1.581	02/25/33	5,113	3,871,205
Ameriquest Mortgage Securities, Inc., Ser. 2003-11, Class M1(a)	Aa2	0.921	01/25/34	1,176	891,196
Ameriquest Mortgage Securities, Inc., Ser. 2003-12, Class M1(a)	Aa2	0.981	01/25/34	2,418	1,756,170
Ameriquest Mortgage Securities, Inc., Ser. 2003-2, Class M2(a)(c)	B3	3.006	03/25/33	362	38,913
Ameriquest Mortgage Securities, Inc., Ser. 2003-8, Class M1(a)	Aa2	0.931	10/25/33	4,968	3,128,137
Ameriquest Mortgage Securities, Inc., Ser. 2004-R5, Class M1(a)	Aa2	0.811	07/25/34	1,514	1,039,134
Ameriquest Mortgage Securities, Inc., Ser. 2004-R6, Class A1(a)	Aa3	0.441	07/25/34	6,189	4,773,340
Ameriquest Mortgage Securities, Inc., Ser. 2004-R8, Class M1(a)	Aa1	0.871	09/25/34	5,200	3,886,746
Ameriquest Mortgage Securities, Inc., Ser. 2005-R9, Class AF4	A1	5.444	11/25/35	1,500	1,431,944
Ameriquest Mortgage Securities, Inc., Ser. 2005-R9, Class AF5	A2	5.818	11/25/35	1,808	1,268,268

See Notes to Financial Statements.

20	Visit our website at www.prudentialfunds.com

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note1)

Residential Mortgage Asset Backed Securities (cont’d.)
Amortizing Residential Collateral Trust, Home Equity Loan, Ser. 2002-BC5, Class M2(a)	Baa3	2.031%	07/25/32	$189	$73,644
Argent Securities, Inc., Home Equity Loan, Ser. 2003-W2, Class M4(a)	Baa1	5.856	09/25/33	1,000	671,770
Argent Securities, Inc., Home Equity Loan, Ser. 2003-W3, Class M2(a)	Baa1	2.031	09/25/33	12,586	7,601,998
Argent Securities, Inc., Home Equity Loan, Ser. 2004-W5, Class M1(a)	Aa2	0.831	04/25/34	1,000	721,169
Argent Securities, Inc., Home Equity Loan, Ser. 2004-W7, Class M1(a)	Aa1	0.781	05/25/34	1,021	848,356
Argent Securities, Inc., Ser. 2004-W6, Class AV2(a)	Aaa	0.681	05/25/34	488	386,879
Asset Backed Funding Cert., Ser. 2003-AHL1, Class A1	Aaa	3.684	03/25/33	777	679,519
Asset Backed Funding Cert., Ser. 2003-OPT1, Class A3(a)	Aaa	0.911	04/25/33	1,169	815,766
Asset Backed Funding Cert., Ser. 2004-HE1, Class M1(a)	Aa2	1.131	03/25/34	2,452	1,789,874
Asset Backed Funding Cert., Ser. 2006-OPT1, Class A3D(a)	A2	0.471	09/25/36	6,000	3,057,714
Asset Backed Securities Corp., Home Equity Loan, Ser. 2003-HE5, Class M2(a)	A2	3.083	09/15/33	608	219,560
Asset Backed Securities Corp., Home Equity Loan, Ser. 2004-HE1, Class M1(a)	Aa2	1.283	01/15/34	2,819	2,245,519
Asset Backed Securities Corp., Home Equity Loan, Ser. 2004-HE1, Class M2(a)	A2	2.708	01/15/34	549	350,392
Asset Backed Securities Corp., Home Equity Loan, Ser. 2004-HE2, Class M1(a)	Aa2	0.781	04/25/34	475	325,355
Asset Backed Securities Corp., Home Equity Loan, Ser. 2005-HE6, Class M1(a)	Aa1	0.721	07/25/35	2,500	2,241,904

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	21

Portfolio of Investments

as of January 31, 2010 continued

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note1)

Residential Mortgage Asset Backed Securities (cont’d.)
Bear Stearns Asset Backed Securities Trust, Ser. 2003-3, Class M1(a)	Aa2	1.051%	06/25/43	$1,185	$620,455
Bear Stearns Asset Backed Securities Trust, Ser. 2004-HE10, Class M1(a)	Aa2	0.881	12/25/34	1,216	831,982
Bear Stearns Asset Backed Securities Trust, Ser. 2004-1, Class M1(a)	AA(d)	0.881	06/25/34	4,030	2,002,345
Bear Stearns Asset Backed Securities Trust, Ser. 2004-FR3, Class M2(a)	A2	1.986	09/25/34	1,437	930,934
Bear Stearns Asset Backed Securities Trust, Ser. 2004-HE6, Class M1(a)	Aa2	0.801	08/25/34	5,090	4,866,424
Bear Stearns Asset Backed Securities Trust, Ser. 2004-HE7, Class M1(a)	Aa2	0.831	08/25/34	6,055	5,473,250
Bear Stearns Asset Backed Securities Trust, Ser. 2005-HE10, Class A3(a)	Aaa	0.611	11/25/35	11,000	10,136,778
Bear Stearns Asset Backed Securities Trust, Ser. 2007-FS1, Class 1A3(a)	Caa2	0.401	05/25/35	19,000	6,076,637
Carrington Mortgage Loan Trust, Ser. 2005-NC4, Class A2(a)	A1	0.711	09/25/35	9,265	5,888,455
CDC Mortgage Capital Trust, Home Equity Loan, Ser. 2002-HE2, Class M2(a)(c)	Ca	2.481	01/25/33	459	86,597
CDC Mortgage Capital Trust, Ser. 2003-HE3, Class M1(a)	Baa2	1.281	11/25/33	9,283	7,178,229
Centex Home Equity, Home Equity Loan, Ser. 2002-D, Class M1(a)	Aa2	1.301	12/25/32	860	356,279
Centex Home Equity, Home Equity Loan, Ser. 2005-B, Class M1(a)	Aa1	0.631	03/25/35	3,000	1,927,028
Centex Home Equity, Home Equity Loan, Ser. 2005-C, Class M1(a)	Aa1	0.661	06/25/35	7,600	5,659,880
Centex Home Equity, Ser. 2003-A, Class M2(a)	A2	1.961	03/25/33	476	248,027

See Notes to Financial Statements.

22	Visit our website at www.prudentialfunds.com

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note1)

Residential Mortgage Asset Backed Securities (cont’d.)
Centex Home Equity, Ser. 2003-B, Class M1(a)	Aa2	0.931%	06/25/33	$662	$514,223
Centex Home Equity, Ser. 2003-B, Class M2	Baa2	1.931	06/25/33	746	244,406
Centex Home Equity, Ser. 2004-C, Class AF5(a)	Aaa	5.980	06/25/34	15,505	14,123,176
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2002-2A1(a)	Aaa	0.731	05/25/32	636	587,292
Chase Funding Mortgage Loan Asset-Backed Certificates, Ser. 2003-1, Class 2A2(a)	Aaa	0.891	11/25/32	912	675,773
Chase Funding Mortgage Loan, Asset-Backed Certificates, Ser. 2003-2, Class 2A2(a)	Aaa	0.791	02/25/33	587	554,345
Citicorp Residential Mortgage Securities, Inc., Ser. 2006-2, Class A5	Aa2	6.036	09/25/36	17,200	15,153,099
Citicorp Residential Mortgage Securities, Inc., Ser. 2007-2, Class M3	Baa2	6.490	06/25/37	5,560	1,616,368
Citigroup Mortgage Loan Trust, Inc., Ser. 2004-OPT1, Class A2(a)	Aaa	0.591	10/25/34	1,859	1,638,574
Citigroup Mortgage Loan Trust, Inc., Ser. 2005-HE1, Class M1(a)	Aa1	0.661	05/25/35	1,391	1,358,295
Citigroup Mortgage Loan Trust, Inc., Ser. 2005-HE3, Class M1(a)	A1	0.691	09/25/35	2,000	1,672,653
Citigroup Mortgage Loan Trust, Inc., Ser. 2006-HE2, Class A2B(a)	Aa2	0.331	08/25/36	1,592	1,547,236
Conseco Finance Corp., Ser. 2001-C, Class M1(a)	Aa3	0.933	08/15/33	764	459,274
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2002-3, Class M1(a)	Baa2	1.356	03/25/32	412	265,733

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	23

Portfolio of Investments

as of January 31, 2010 continued

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note1)

Residential Mortgage Asset Backed Securities (cont’d.)
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2003-3, Class M1(a)	A1	1.281%	08/25/33	$1,918	$486,571
Countrywide Asset-Backed Certificates, Home Equity Loan, Ser. 2005-15, Class 1AF4(a)	Ba1	5.704	04/25/36	1,900	1,299,188
Countrywide Asset-Backed Certificates, Ser. 2003-2, Class 3A(a)	Aa3	0.731	08/26/33	561	382,245
Countrywide Asset-Backed Certificates, Ser. 2004-1, Class M1(a)	Aa1	0.731	03/25/34	1,570	1,195,451
Countrywide Asset-Backed Certificates, Ser. 2004-2, Class M1(a)	Aa2	0.731	05/25/34	3,500	2,262,022
Countrywide Asset-Backed Certificates, Ser. 2005-2, Class M1(a)	Aa1	0.651	08/25/35	3,300	2,863,375
Countrywide Asset-Backed Certificates, Ser. 2005-13, Class MV1(a)	B2	0.671	04/25/36	4,000	722,332
Countrywide Asset-Backed Certificates, Ser. 2005-14, Class M1(a)	Ba3	0.681	04/25/36	1,750	444,418
Countrywide Asset-Backed Certificates, Ser. 2006-13, Class 1AF1(a)	B3	0.351	01/25/37	62	61,337
Countrywide Asset-Backed Certificates, Ser. 2006-S4, Class A1(a)	Caa1	0.341	07/25/34	1,774	1,615,307
Countrywide Asset-Backed Certificates, Ser. 2006-S8, Class A1(a)	B3	0.321	04/25/36	7,740	5,848,550
Countrywide Asset-Backed Certificates, Ser. 2007-2, Class 2A4(a)	Ca	0.451	08/25/37	10,000	2,503,550
Countrywide Asset-Backed Certificates, Ser. 2007-S1, Class A1A(a)	B3	0.341	11/25/36	5,527	4,242,284

See Notes to Financial Statements.

24	Visit our website at www.prudentialfunds.com

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note1)

Residential Mortgage Asset Backed Securities (cont’d.)
CS First Boston Mortgage Securities Corp., Ser. 2001-HE17, Class A1(a)	Aaa	0.851%	01/25/32	$1,863	$1,456,249
CS First Boston Mortgage Securities Corp., Ser. 2001-HE25, Class M1(a)	Baa1	1.831	03/25/32	856	607,906
Cwl, Series 2006-S7, Class A1(a)(c)	Caa1	0.321	11/25/35	4,765	3,478,287
Equifirst Mortgage Loan Trust, Ser. 2003-1, Class M2(a)	Baa1	2.131	12/25/32	224	117,453
Equifirst Mortgage Loan Trust, Ser. 2004-2, Class M1(a)	Aa1	0.781	10/25/34	3,000	2,152,794
Equity One ABS, Inc., Ser. 2003-1, Class M1	A2	4.860	07/25/33	278	245,749
FBR Securitization Trust, Ser. 2005-5, Class M1(a)	A3	0.691	11/25/35	10,000	5,160,730
Finance America Mortgage Loan Trust, Ser. 2004-3, Class M1(a)	Aa1	0.811	11/25/34	11,610	10,408,631
First Franklin Mortgage Loan Asset Backed Certificates, Ser. 2004-FF5, Class A1(a)	AAA(d)	0.591	08/25/34	796	650,001
First Franklin Mtg. Loan Asset Backed Cert., Home Equity Loan, Ser. 2005-FFH4, Class M4(a)	C	0.881	12/25/35	3,500	31,675
First Franklin Mtg. Loan Asset Backed Cert., Home Equity Loan, Ser. 2006-FFH1, Class M2(a)	Caa2	0.631	01/25/36	2,000	28,601
First Franklin Mtg. Loan Asset Backed Cert., Ser. 2004-FF8, Class M1(a)	Aa1	0.731	10/25/34	5,200	3,415,107
First NLC Trust, Ser. 2005-2, Class M1(a)	A1	0.711	09/25/35	2,500	1,850,683
Fremont Home Loan Trust, Ser. 2003-B, Class M1(a)	Aa3	1.281	12/25/33	1,138	859,333
Fremont Home Loan Trust, Ser. 2004-1, Class M1(a)	Aaa	0.906	02/25/34	2,015	1,611,764
Fremont Home Loan Trust, Ser. 2004-1, Class M6(a)	A3	2.181	02/25/34	339	112,344

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	25

Portfolio of Investments

as of January 31, 2010 continued

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note1)

Residential Mortgage Asset Backed Securities (cont’d.)
Fremont Home Loan Trust, Ser. 2004-2, Class M2(a)	Aa1	1.161%	07/25/34	$2,400	$1,747,730
GSAMP Trust Home Equity Loan, Ser. 2003-FM1, Class M2(a)	Caa3	3.006	03/20/33	274	37,676
GSAMP Trust Home Equity Loan, Ser. 2004-FM1, Class M1(a)	Aaa	1.206	11/25/33	3,629	3,038,650
GSAMP Trust Home Equity Loan, Ser. 2004-FM1, Class M2(a)	A1	2.331	11/25/33	305	135,183
GSAMP Trust Home Equity Loan, Ser. 2004-NC1, Class M1(a)	Aa2	0.781	03/25/34	4,959	3,680,896
GSAMP Trust Home Equity Loan, Ser. 2005-HE6, Class M2(a)	Ba3	0.681	11/25/35	4,500	919,255
GSAMP Trust Home Equity Loan, Ser. 2006-HE6, Class A3(a)	B3	0.381	08/25/36	20,148	8,531,270
HFC Home Equity Loan Asset Backed Certificates, Ser. 2005-3, Class A1(a)	Aaa	0.493	01/20/35	299	264,812
HFC Home Equity Loan Asset Backed Certificates, Ser. 2006-2, Class M2(a)	Aa1	0.521	03/20/36	11,453	9,386,568
HFC Home Equity Loan Asset Backed Certificates, Ser. 2006-3, Class A4(a)	Aaa	0.471	03/20/36	7,300	5,593,495
HFC Home Equity Loan Asset Backed Certificates, Ser. 2006-4, Class A3V(a)	Aaa	0.381	03/20/36	15,000	13,731,195
HFC Home Equity Loan Asset Backed Certificates, Ser. 2007-1, Class AS(a)	Aaa	0.431	03/20/36	1,105	971,665
HFC Home Equity Loan Asset Backed Certificates, Ser. 2007-1, Class M1(a)	Aa1	0.611	03/20/36	430	265,819
HFC Home Equity Loan Asset Backed Certificates, Ser. 2007-3, Class M2(a)	Aa1	2.731	11/20/36	3,500	1,295,661
Home Equity Asset Trust, Home Equity Loan, Ser. 2002-3, Class M1(a)	Baa2	1.581	02/25/33	1,448	1,007,018

See Notes to Financial Statements.

26	Visit our website at www.prudentialfunds.com

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note1)

Residential Mortgage Asset Backed Securities (cont’d.)
Home Equity Asset Trust, Home Equity Loan, Ser. 2002-4, Class M1(a)	Baa1	1.731%	03/25/33	$1,533	$1,095,482
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-2, Class M1(a)	Baa1	1.551	08/25/33	2,778	1,930,337
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-3, Class M1(a)	A2	1.521	08/25/33	3,287	2,704,276
Home Equity Asset Trust, Home Equity Loan, Ser. 2003-4, Class M1(a)	Aa3	1.431	10/25/33	12,345	9,929,524
Home Equity Asset Trust, Home Equtiy Loan, Ser. 2003-8, Class M1(a)	A2	1.311	04/25/34	1,257	912,990
Home Equity Asset Trust, Ser. 2004-1, Class M1(a)	A1	1.176	06/25/34	21,245	14,996,875
Home Equity Asset Trust, Ser. 2004-3, Class M1(a)	A1	1.086	08/25/34	2,754	2,044,179
Home Equity Asset Trust, Ser. 2005-3, Class M2(a)	A3	0.671	08/25/35	2,450	2,111,762
Home Equity Asset Trust, Ser. 2005-5, Class M1(a)	A1	0.711	11/25/35	2,625	1,824,219
Home Equity Asset Trust, Ser. 2005-8, Class M2(a)	B3	0.681	02/25/36	2,000	98,161
HSI Asset Securitization Corp. Trust, Ser. 2006-OPT4, Class 2A4(a)	A2	0.481	03/25/36	1,400	624,029
Irwin Home Equity Corp., Ser. 2006-2, Class 2A1, 144A(a)	Aaa	0.331	02/25/36	1,528	1,263,549
JP Morgan Mortgage Acquisition Corp., Ser. 2006-CW2, Class AV5(a)	Ba1	0.471	08/25/36	7,447	3,460,952
Long Beach Mortgage Loan Trust, Ser. 2003-3, Class M1(a)	Aa2	1.356	07/25/33	3,207	2,439,195
Long Beach Mortgage Loan Trust, Ser. 2003-4, Class M1(a)	Aa2	1.251	08/25/33	6,190	4,443,700
Long Beach Mortgage Loan Trust, Ser. 2004-1, Class M1(a)	Aa1	0.731	02/25/34	29,430	21,435,612

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	27

Portfolio of Investments

as of January 31, 2010 continued

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note1)

Residential Mortgage Asset Backed Securities (cont’d.)
Long Beach Mortgage Loan Trust, Ser. 2004-1, Class M2(a)	Aa2	0.781%	02/25/34	$6,340	$5,592,357
Long Beach Mortgage Loan Trust, Ser. 2004-2, Class M1(a)	Aa2	0.761	06/25/34	3,474	2,447,833
Long Beach Mortgage Loan Trust, Ser. 2004-3, Class M1(a)	Aa1	0.801	07/25/34	11,630	8,809,352
Long Beach Mortgage Loan Trust, Ser. 2005-WL1, Class M2(a)	A2	0.781	06/25/35	10,000	7,083,037
Mastr Asset Backed Securities Trust, Ser. 2004-OPT2, Class A2(a)	Aaa	0.581	09/25/34	170	141,890
Merrill Lynch Mortgage Investors, Inc., Ser. 2003-WMC2, Class M2(a)(c)	A2	3.081	02/25/34	546	456,840
Merrill Lynch Mortgage Investors, Inc., Ser. 2004-WMC1, Class M2(a)	A2	1.881	10/25/34	3,900	2,740,261
Morgan Stanley ABS Capital I, Home Equity Loan, Ser. 2004-HE7, Class M1(a)	Aa1	0.831	08/25/34	3,607	2,471,758
Morgan Stanley ABS Capital I, Ser. 2002-NC6, Class M1(a)	A2	1.731	11/25/32	1,491	1,129,603
Morgan Stanley ABS Capital I, Ser. 2003-HE1, Class M1(a)	Aa2	1.431	05/25/33	1,778	1,348,864
Morgan Stanley ABS Capital I, Ser. 2003-NC10, Class M1(a)	Aa2	1.251	10/25/33	896	718,418
Morgan Stanley ABS Capital I, Ser. 2003-NC5, Class M1(a)	Aa3	1.506	04/25/33	10,428	7,825,968
Morgan Stanley ABS Capital I, Ser. 2003-NC5, Class M3(a)	B1	3.681	04/25/33	270	74,698
Morgan Stanley ABS Capital I, Ser. 2003-NC6, Class M2(a)	A1	3.156	06/25/33	1,323	413,852
Morgan Stanley ABS Capital I, Ser. 2003-NC8, Class M1(a)	Aa2	1.281	09/25/33	3,608	2,710,060
Morgan Stanley ABS Capital I, Ser. 2003-NC8, Class M2(a)	A2	2.856	09/25/33	378	140,226
Morgan Stanley ABS Capital I, Ser. 2004-HE1, Class A4(a)	AAA(d)	0.971	01/25/34	1,253	1,058,607
Morgan Stanley ABS Capital I, Ser. 2004-NC1, Class M1(a)	Aa2	0.931	12/25/33	2,478	2,007,790

See Notes to Financial Statements.

28	Visit our website at www.prudentialfunds.com

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note1)

Residential Mortgage Asset Backed Securities (cont’d.)
Morgan Stanley ABS Capital I, Ser. 2004-NC5, Class M1(a)	Aa2	0.831%	05/25/34	$1,038	$728,321
Morgan Stanley ABS Capital I, Ser. 2005-HE4, Class M2(a)	A2	0.701	07/25/35	1,000	550,539
Morgan Stanley ABS Capital, Inc., Ser. 2004-HE8, Class M1(a)	Aa1	0.871	09/25/34	19,810	13,709,897
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-AM3, Class M2(a)	Baa1	3.231	02/25/33	595	199,467
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-HE1, Class M2(a)	C	2.181	07/25/32	286	18,174
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-NC5, Class M1(a)	Aa2	1.641	10/25/32	1,541	1,085,746
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2002-NC5, Class M2(a)	Baa2	2.631	10/25/32	339	82,060
Morgan Stanley Dean Witter Capital I, Home Equity Loan, Ser. 2003-NC3, Class M1(a)	Aa1	1.581	03/25/33	1,554	1,165,592
Morgan Stanley Dean Witter Capital I, Ser. 2002-AM2, Class M1(a)	Aa3	1.356	05/25/32	1,748	1,162,697
Morgan Stanley Dean Witter Capital I, Ser. 2002-AM3, Class A3(a)	Aaa	1.211	02/25/33	2,205	1,754,325
Morgan Stanley Dean Witter Capital I, Ser. 2003-NC3, Class M3(a)	Baa2	3.606	03/25/33	474	81,011
Morgan Stanley Home Equity Loan Trust, Ser. 2005-2, Class M1(a)	Aa1	0.641	05/25/35	2,156	2,096,517
Morgan Stanley Home Equity Loan Trust, Ser. 2005-3, Class M1(a)	Aa1	0.681	08/25/35	150	115,910
Morgan Stanley Home Equity Loan Trust, Ser. 2005-4, Class M1(a)	Ba2	0.641	09/25/35	2,210	616,453

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	29

Portfolio of Investments

as of January 31, 2010 continued

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note1)

Residential Mortgage Asset Backed Securities (cont’d.)
New Century Home Equity Loan Trust, Ser. 2003-4, Class M1(a)	Aa2	1.356%	10/25/33	$9,759	$7,530,681
New Century Home Equity Loan Trust, Ser. 2003-5, Class AI6	Aaa	5.500	11/25/33	15,000	13,256,676
New Century Home Equity Loan Trust, Ser. 2003-6, Class M1(a)	Aa2	1.311	01/25/34	16,068	11,814,547
New Century Home Equity Loan Trust, Ser. 2004-1, Class M1(a)	Aa2	0.821	05/25/34	8,956	6,410,088
New Century Home Equity Loan Trust, Ser. 2004-2 Class A4(a)	Aaa	0.781	08/25/34	2,430	1,724,677
New Century Home Equity Loan Trust, Ser. 2004-3, Class M1(a)	Aa1	1.161	11/25/34	12,150	8,743,399
New Century Home Equity Loan Trust, Ser. 2004-4, Class M1(a)	Aa1	0.741	02/25/35	19,411	17,499,687
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2002-6, Class M1(a)	A3	1.356	11/25/32	253	117,876
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2003-2, Class A2(a)	Aaa	0.831	04/25/33	2,478	1,987,942
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2004-1, Class M1(a)	Aa2	1.131	01/25/34	2,141	1,606,481
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2005-3, Class M1(a)	Aa3	0.701	08/25/35	2,460	1,726,720
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2005-5, Class M2(a)	Ba3	0.651	12/25/35	8,000	1,456,051
Option One Mortgage Loan Trust, Home Equity Loan, Ser. 2005-5, Class M3(a)	B1	0.671	12/25/35	2,000	73,428
Option One Mortgage Loan Trust, Ser. 2003-6, Class A2(a)	Aaa	0.561	11/25/33	987	788,897
Popular ABS Mortgage Pass-Through Trust, Home Equity Loan, Ser. 2004-4, Class M1	Aa2	5.181	09/25/34	1,705	1,321,153
Popular ABS Mortgage Pass-Through Trust, Home Equity Loan, Ser. 2005-5, Class AF4	A3	5.297	11/25/35	2,250	1,776,277

See Notes to Financial Statements.

30	Visit our website at www.prudentialfunds.com

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note1)

Residential Mortgage Asset Backed Securities (cont’d.)
Popular ABS Mortgage Pass-Through Trust, Home Equity Loan, Ser. 2005-B, Class M1(a)	Aa1	0.711%	08/25/35	$4,552	$3,920,404
Popular ABS Mortgage Pass-Through Trust, Home Equity Loan, Ser. 2006-B, Class A3(a)	A1	0.511	05/25/36	3,000	2,319,897
Quest Trust, Home Equity Loan, Ser. 2006-X1, Class A2, 144A(a)	Caa3	0.421	03/25/36	8,698	4,482,813
Quest Trust, Home Equity Loan, Ser. 2006-X2, Class A2, 144A(a)	Ca	0.521	08/25/36	6,000	1,971,559
Renaissance Home Equity Loan Trust, Home Equity Loan, Ser. 2004-1, Class M2(a)	A2	1.481	05/25/34	550	219,558
Renaissance Home Equity Loan Trust, Ser. 2003-1, Class A(a)	Aaa	0.661	06/25/33	709	561,804
Residential Asset Mortgage Products, Inc, Ser. 2004-RS3, Class AI4(a)	Aaa	5.335	03/25/34	922	599,481
Residential Asset Mortgage Products, Inc., Ser. 2004-RS8, Class AI5	Aa3	5.980	08/25/34	15,000	11,489,685
Residential Asset Mortgage Products, Inc., Ser. 2006-RZ2, Class M1(a)	Caa2	0.561	05/25/36	2,500	143,758
Residential Asset Securities Corp., Home Equity Loan, Ser. 2005-EMX5, Class A3(a)	Caa3	0.561	12/25/35	3,691	591,987
Residential Asset Securities Corp., Ser. 2003-KS11, Class AI5	Aaa	5.550	01/25/34	4,600	4,019,570
Residential Asset Securities Corp., Ser. 2004-KS1, Class AI5	Aaa	5.221	02/25/34	4,000	3,378,913
Residential Asset Securities Corp., Ser. 2004-KS3, Class AI5	Aa2	4.770	04/25/34	7,750	6,039,967
Residential Asset Securities Corp., Ser. 2004-KS5, Class AI5	Aa3	5.600	06/25/34	10,308	7,416,901

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	31

Portfolio of Investments

as of January 31, 2010 continued

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note1)

Residential Mortgage Asset Backed Securities (cont’d.)
Residential Asset Securities Corp., Ser. 2005-KS11, Class M1(a)	Baa1	0.631%	12/25/35	$1,680	$395,201
Residential Asset Securities Corp., Ser. 2006-KS1, Class A4(a)	A1	0.531	02/25/36	470	273,771
Residential Asset Securities Corp., Ser. 2006-KS7, Class A2(a)	A2	0.331	09/25/36	1,815	1,748,024
Residential Asset Securities Corp., Ser. 2007-KS1, Class A4(a)	B1	0.451	01/25/37	7,316	1,950,678
Residential Asset Securities Corp., Ser. 2007-KS2, Class AI4(a)	Ca	0.451	02/25/37	7,500	1,437,803
Residential Funding Mortgage Securities II, Inc., Home Equity Loan, Ser. 2005-HS2, Class AII(a)	Ca	0.411	12/25/35	2,169	600,787
Salomon Brothers Mortgage Securities VII, Inc., Ser. 2002-CIT1, Class M1(a)	AA-(d)	1.326	03/25/32	7,504	4,700,992
Saxon Asset Securities Trust, Ser. 2001-2, Class M1(a)	Baa1	1.026	03/25/31	953	430,609
Saxon Asset Securities Trust, Ser. 2001-3, Class M1(a)	A3	1.401	07/25/31	594	303,317
Saxon Asset Securities Trust, Ser. 2003-2, Class AF5	Aaa	5.022	08/25/32	2,609	2,051,305
Saxon Asset Securities Trust, Ser. 2003-3, Class M2(a)	A2	1.831	12/25/33	226	71,957
Saxon Asset Securities Trust, Ser. 2004-1, Class M1(a)	Aa2	1.026	03/25/35	1,910	1,272,127
Saxon Asset Securities Trust, Ser. 2004-2, Class MF1	Aa2	5.500	08/25/35	2,399	1,419,536
Securitized Asset Backed Receivables LLC Trust, Ser. 2004-NC1, Class M1(a)	Aa2	0.751	02/25/34	7,719	5,671,562
Securitized Asset Backed Receivables LLC Trust, Ser. 2006-FR3, Class A3(a)	Caa1	0.481	05/25/36	5,050	1,952,435

See Notes to Financial Statements.

32	Visit our website at www.prudentialfunds.com

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note1)

Residential Mortgage Asset Backed Securities (cont’d.)
Securitized Asset Investment Loan Trust, Ser. 2004-4, Class A4(a)	AAA(d)	1.031%	04/25/34	$3,782	$3,083,260
Specialty Underwriting & Residential Finance, Ser. 2003-BC3, Class M1(a)	Aaa	1.206	08/25/34	11,700	8,874,095
Specialty Underwriting & Residential Finance, Ser. 2004-BC1, Class M1(a)	Aa2	0.996	02/25/35	2,957	2,546,447
Specialty Underwriting & Residential Finance, Ser. 2004-BC4, Class A1B(a)	Aaa	0.631	10/25/35	832	563,163
Specialty Underwriting & Residential Finance, Ser. 2006-BC1, Class A2C(a)	Baa1	0.431	12/25/36	2,044	1,718,283
Structured Asset Investment Loan Trust, Ser. 2003-BC10, Class A4(a)	AAA(d)	1.231	10/25/33	10,448	8,663,554
Structured Asset Securities Corp., Home Equity Loan, Ser. 2005-WF4, Class M2(a)	A1	0.661	11/25/35	3,500	1,286,420
Structured Asset Securities Corp., Home Equity Loan, Ser. 2006-OW1, Class A4, 144A(a)	CCC(d)	0.431	12/25/35	1,381	901,423
Wells Fargo Home Equity Trust, Ser. 2004-1, Class 1A(a)	Aaa	0.531	04/25/34	6,887	5,386,876
Wells Fargo Home Equity Trust, Ser. 2004-1, Class 2A1(a)	Aaa	0.531	04/25/34	8,446	6,739,372

					584,758,816

					1,336,660,441

COMMERCIAL MORTGAGE BACKED SECURITIES 18.8%
Banc of America Commercial Mortgage, Inc., Ser. 2005-1, Class A3	AAA(d)	4.877	11/10/42	2,646	2,645,686
Banc of America Commercial Mortgage, Inc., Ser. 2005-4, Class A2	AAA(d)	4.764	07/10/45	1,750	1,756,678
Banc of America Commercial Mortgage, Inc., Ser. 2007-2, Class A2FL, 144A(a)	AAA(d)	0.381	04/10/49	50,000	40,171,930

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	33

Portfolio of Investments

as of January 31, 2010 continued

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note1)

Banc of America Commercial Mortgage, Inc., Ser. 2007-3, Class A2FL, 144A(a)	Aaa	0.401%	06/10/49	$30,000	$26,724,462
Bear Stearns Commercial Mortgage Securities, Ser. 2003-PWR2, Class A3	AAA(d)	4.834	05/11/39	3,066	3,134,830
Bear Stearns Commercial Mortgage Securities, Ser. 2006-PW11, Class A4(a)	AAA(d)	5.455	03/11/39	4,740	4,896,446
Bear Stearns Commerical Mortgage Securities, Ser. 2006-BBA7, Class A1, 144A(a)	Aaa	0.343	03/15/19	4,888	4,366,211
Citigroup Commercial Mortgage Trust, Ser. 2006-05, Class A3	Aaa	5.431	10/15/49	10,000	9,843,538
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2005-CD1, Class A2FL(a)	Aaa	0.353	07/15/44	10,000	9,692,428
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2006-CD2, Class A2	Aaa	5.408	01/15/46	2,355	2,394,933
Citigroup/Deutsche Bank Commercial Mortgage Trust, Ser. 2007-CD4, Class A2A	Aaa	5.237	12/11/49	3,700	3,822,322
Commercial Mortgage Pass Through Cert., Ser. 2005-C6, Class A2	Aaa	4.999	06/10/44	2,067	2,084,214
Commercial Mortgage Pass Through Cert., Ser. 2006-CN2A, Class A2FL, 144A(a)	AAA(d)	0.451	02/5/19	3,000	2,656,848
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C1, Class A4(a)	AAA(d)	5.544	02/15/39	3,580	3,636,361
Credit Suisse Mortgage Capital Certificates, Ser. 2006-C4, Class AAB	Aaa	5.439	09/15/39	4,664	4,722,039
CS First Boston Mortgage Securities Corp., Ser. 2005-C2, Class A4	Aaa	4.832	04/15/37	12,020	11,990,172
CW Capital Cobalt Ltd., Ser. 2007-C3, Class A2(a)	AAA(d)	5.740	05/15/46	3,252	3,370,987

See Notes to Financial Statements.

34	Visit our website at www.prudentialfunds.com

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note1)

GE Capital Commercial Mortgage Corp., Ser. 2005-C3, Class A4(a)	AAA(d)	5.046%	07/10/45	$3,000	$3,027,368
Greenwich Capital Commercial Funding Corp., Ser. 2005-GG5, Class A2	Aaa	5.117	04/10/37	20,000	20,153,096
Greenwich Capital Commercial Funding Corp., Ser. 2006-GG7, Class A2(a)	Aaa	5.883	07/10/38	40,000	41,199,928
GS Mortgage Securities Corp, Ser. 2007-EOP, Class A1, 144A(a)	Aaa	0.323	03/6/20	9,550	9,100,574
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2005-LDP5, Class A3(a)	Aaa	5.208	12/15/44	4,000	4,053,602
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-CB14, A4(a)	Aaa	5.481	12/12/44	1,380	1,364,543
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP7, Class A2(a)	Aaa	5.860	04/15/45	21,510	22,171,523
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2006-LDP9, Class A2SF(a)	Aaa	0.353	05/15/47	30,000	26,148,870
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB19, Class A2(a)	Aaa	5.746	02/12/49	1,410	1,463,451
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-CB20, Class A3	Aaa	5.819	02/12/51	8,233	8,182,967
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LD11, Class A2FL(a)	Aaa	0.373	06/15/49	50,000	41,723,615
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LDPX, Class A2	Aaa	5.434	01/15/49	7,005	6,713,460
JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2007-LDPX, Class A2SF(a)	Aaa	0.363	01/15/49	42,000	34,703,243

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	35

Portfolio of Investments

as of January 31, 2010 continued

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note1)

JP Morgan Chase Commercial Mortgage Securities Corp., Ser. 2008-C2, Class A1	Aaa	5.017%	02/12/51	$3,351	$3,428,491
LB-UBS Commercial Mortgage Trust, Ser. 2005-C7, Class A2	AAA(d)	5.103	11/15/30	10,753	10,853,567
LB-UBS Commercial Mortgage Trust, Ser. 2006-C1, Class A2	AAA(d)	5.084	02/15/31	12,450	12,625,559
LB-UBS Commercial Mortgage Trust, Ser. 2006-C3, Class A2	Aaa	5.532	03/15/32	8,400	8,601,993
LB-UBS Commercial Mortgage Trust, Ser. 2006-C6, Class A2	Aaa	5.262	09/15/39	5,070	5,174,316
Merrill Lynch Floating Trust, Ser. 2006-1, Class A1, 144A(a)	Aaa	0.303	06/15/22	13,844	12,576,496
Merrill Lynch Mortgage Trust, Ser. 2006-C1, Class A4(a)	AAA(d)	5.656	05/12/39	5,000	5,103,338
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-2, Class A2(a)	Aaa	5.878	06/12/46	19,000	19,553,025
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2006-4, Class A2FL(a)	Aaa	0.353	12/12/49	25,000	23,251,453
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-5, Class A2FL, 144A(a)	Aaa	0.333	08/12/48	35,000	30,468,116
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-7, Class A2FL, 144A(a)	Aaa	0.353	06/12/50	25,000	19,602,973
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-06, Class A2FL(a)	Aaa	0.373	03/12/51	50,000	42,059,350
Merrill Lynch/Countrywide Commercial Mortgage Trust, Ser. 2007-08, Class ASB(a)	AAA(d)	5.890	08/12/49	1,750	1,719,072
Morgan Stanley Capital I, Ser. 2005-HQ6, Class A2A	AAA(d)	4.882	08/13/42	8,390	8,453,462
Morgan Stanley Capital I, Ser. 2007-IQ14, Class A2FL(a)	Aaa	0.393	04/15/49	50,000	45,506,939

See Notes to Financial Statements.

36	Visit our website at www.prudentialfunds.com

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note1)

Wachovia Bank Commercial Mortgage Trust, Ser. 2005-C19, Class A2	AAA(d)	4.516%	05/15/44	$9,866	$9,863,332
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-C29, Class A3	Aaa	5.313	11/15/48	25,000	25,116,925
Wachovia Bank Commercial Mortgage Trust, Ser. 2006-WL7A, Class A1, 144A(a)	Aaa	0.323	09/15/21	18,914	16,604,683

					658,479,415
CORPORATE BONDS 24.1%

Aerospace & Defense 0.6%
General Dynamics Corp., Gtd. Notes	A2	1.800	07/15/11	20,000	20,301,380

Banking 7.0%
ANZ National International Ltd. (New Zealand), Gov’t. Liquid Gtd., 144A(a)	Aaa	0.458	08/5/11	10,000	10,012,130
Barclays Bank PLC (United Kingdom), Cert. of Deposit(a)	AA-(d)	0.483	03/17/10	25,000	24,997,048
BBVA US Senior SAU (Spain), Gtd. Notes, 144A(a)	Aa2	0.442	05/24/11	15,000	14,992,245
Bear Stearns & Co., Inc., Sr. Unsec’d. Notes, M.T.N.(a)	Aa3	0.511	01/31/11	20,000	20,060,860
Commonwealth Bank of Australia (Australia), Sr. Unsec’d. Notes, 144A, M.T.N.	Aa1	0.579	11/4/11	30,000	29,989,530
Countrywide Financial Corp., Gtd. Notes, M.T.N.(a)	A2	0.715	05/7/12	35,000	34,426,490
Deutsche Bank AG NY, Cert. of Deposit(a)	Aa1	0.551	01/19/12	25,000	25,000,025
Goldman Sachs Group, Inc. (The), Sr. Unsec’d. Notes, M.T.N.(a)	A1	0.351	06/28/10	10,000	10,004,650
Merrill Lynch & Co., Sr. Unsec’d. Notes, M.T.N.(a)	A2	0.349	03/23/10	17,000	17,001,962
Merrill Lynch & Co., Sr. Unsec’d. Notes, M.T.N.(a)	A2	0.498	02/5/10	13,000	13,000,439

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	37

Portfolio of Investments

as of January 31, 2010 continued

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note1)

Banking (cont’d.)
Royal Bank of Canada (Canada), Cert. of Deposit(a)	Aaa	0.649%	06/23/11	$20,000	$19,987,200
Westpac Banking Corp. (Australia), Sr. Unsec’d. Notes, 144A(a)(h)	Aa1	0.549	10/21/11	26,000	25,979,668

					245,452,247
Brokerage 0.3%
Lehman Brothers Holdings, Inc., Sr. Unsec’d. Notes M.T.N.(a)(e)	NR	3.000	05/25/10	50,000	10,312,500

Capital Goods 1.1%
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes, M.T.N.(a)	A2	0.359	08/20/10	14,000	14,004,942
Caterpillar Financial Services Corp., Sr. Unsec’d. Notes	A2	4.300	06/1/10	5,500	5,563,712
Ingersoll-Rand Global Holding Co. Ltd. Gtd. Notes (Bermuda)(a)	Baa1	1.772	08/13/10	16,000	15,984,112
John Deere Capital Corp., Sr. Unsec’d. Notes, M.T.N.(a)	A2	1.006	06/10/11	1,707	1,721,591

					37,274,357
Chemicals 0.2%
E.I. Du Pont de Nemours & Co., Sr. Unsec’d. Notes	A2	4.125	04/30/10	5,250	5,295,869

Consumer 0.4%
Procter & Gamble International Funding SCA (Luxembourg), Gtd. Notes	Aa3	1.350	08/26/11	15,000	15,160,725

Electric 2.1%
FPL Group Capital, Inc., Gtd. Notes(a)	A2	1.133	06/17/11	10,000	10,107,250
Georgia Power Co., Sr. Unsec’d. Notes(a)	A2	0.803	03/17/10	20,000	20,015,875
Ohio Power Co., Sr. Unsec’d. Notes(a)	Baa1	0.431	04/5/10	22,950	22,951,423

See Notes to Financial Statements.

38	Visit our website at www.prudentialfunds.com

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note1)

Electric (cont’d.)
Pacific Gas & Electric Co., Sr. Unsec’d. Notes(a)	A3	1.206%	06/10/10	$20,000	$20,065,180

					73,139,728
Energy—Integrated 0.5%
XTO Energy, Inc., Sr. Unsec’d. Notes	Baa2	5.000	08/1/10	18,000	18,392,814

Foods 0.3%
Kraft Foods, Inc., Sr. Unsec’d. Notes(a)	Baa2	0.772	08/11/10	10,000	9,995,350

Healthcare & Pharmaceutical 2.9%
Abbott Laboratories, Sr. Unsec’d. Notes	A1	5.600	05/15/11	10,000	10,599,540
GlaxoSmithKline Capital, Inc., Gtd. Notes(a)	A1	0.898	05/13/10	25,000	25,048,950
Merck & Co., Inc., Sr. Unsec’d. Notes	Aa3	1.875	06/30/11	20,000	20,245,680
Pfizer, Inc., Sr. Unsec’d. Notes(a)	A1	2.204	03/15/11	25,000	25,561,775
Roche Holdings, Inc., Gtd. Notes, 144A(a)	A2	1.262	02/25/10	10,000	10,000,856
Roche Holdings, Inc., Gtd. Notes, 144A(a)	A2	2.262	02/25/11	10,000	10,195,560

					101,652,361

Insurance 3.0%
Lincoln National Corp., Sr. Unsec’d. Notes(a)	Baa2	0.334	03/12/10	35,000	34,967,317
Metropolitan Life Global Funding I, Notes, 144A (original cost $29,600,000; purchased 01/06/10-01/07/10)(a)(f)	Aa3	0.651	07/13/11	29,600	29,587,361
UnitedHealth Group, Inc., Sr. Unsec’d. Notes(a)(h)	Baa1	0.433	06/21/10	40,000	39,998,920

					104,553,598

Non-Captive Finance 0.6%
General Electric Capital Corp., Sr. Unsec’d. Notes(a)	Aa2	0.299	01/26/11	22,500	22,513,118

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	39

Portfolio of Investments

as of January 31, 2010 continued

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note1)

Retailers 1.4%
CVS Caremark Corp., Sr. Unsec’d. Notes(a)	Baa2	0.556%	06/1/10	$50,000	$50,027,900

Technology 1.6%
Cisco Systems, Inc., Sr. Unsec’d. Notes	A1	5.250	02/22/11	20,000	20,943,960
Dell, Inc., Sr. Unsec’d. Notes	A2	3.375	06/15/12	5,000	5,206,935
Hewlett-Packard Co., Sr. Notes(a)	A2	1.306	05/27/11	13,000	13,166,673
Hewlett-Packard Co., Sr. Unsec’d. Notes(a)	A2	0.314	06/15/10	10,200	10,203,927
Oracle Corp., Sr. Unsec’d. Notes,	A2	5.000	01/15/11	5,000	5,188,965

					54,710,460

Telecommunications 2.1%
BellSouth Corp., Gtd. Notes, 144A	A2	4.950	04/26/10	35,000	35,332,395
Cellco Partnership/Verizon Wireless Capital LLC, Sr. Unsec’d. Notes(a)	A2	2.869	05/20/11	18,000	18,583,668
Telefonica Europe BV (Netherlands), Gtd. Notes,	Baa1	7.750	09/15/10	19,954	20,791,849

					74,707,912

					843,490,319

OTHER CORPORATE OBLIGATIONS 5.8%
Barclays Bank PLC (United Kingdom), Gov’t Liquid Gtd., 144A(a)(m)	Aaa	1.055	03/5/12	30,000	30,313,080
Finance for Danish Industry (Denmark), Gov’t. Liquid Gtd., 144A(a)(k)	Aaa	0.522	08/17/12	25,500	25,728,021
Lloyds TSB Bank PLC (United Kingdom), Gov’t. Liquid Gtd., 144A(m)	Aaa	2.300	04/1/11	35,000	35,548,205
Nationwide Building Society (United Kingdom), Gov’t. Liquid Gtd., 144A(a)(m)	Aaa	0.452	05/17/12	30,000	29,920,290
Royal Bank of Scotland PLC (The) (United Kingdom), Gov’t. Liquid Gtd., 144A(a)(m)	Aaa	0.399	10/28/11	25,000	24,980,275
Societe Financement de l’Economie Francaise (France), Gov’t. Liquid Gtd., 144A(l)	Aaa	2.000	02/25/11	30,000	30,528,300

See Notes to Financial Statements.

40	Visit our website at www.prudentialfunds.com

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note1)

Suncorp-Metway Ltd. (Australia), Gov’t. Liquid Gtd., 144A(a)(j)	Aaa	1.501%	04/15/11	$25,000	$25,357,375

					202,375,546

U.S. GOVERNMENT AGENCY AND AGENCY GUARANTEED OBLIGATIONS 3.5%
Federal Home Loan Bank(h)		3.625	12/17/10	5,785	5,946,141
General Electric Capital Corp., M.TN.(i)		1.800	03/11/11	35,000	35,514,500
Goldman Sachs Group, Inc. (The)(a)(i)		0.525	11/9/11	40,000	40,227,160
Pooled Funding Trust I, Pass-Thru Certs., 144A		2.740	02/15/12	39,300	40,357,170

					122,044,971

Total long-term investments (cost $3,388,480,642)					3,163,050,692

				Shares
SHORT-TERM INVESTMENTS 9.6%

AFFILIATED MONEY MARKET MUTUAL FUND 2.1%
Dryden Core Investment Fund—Taxable Money Market Series (cost $75,759,000)(Note 3)(n)				75,759,000	75,759,000

				Principal Amount (000)
CERTIFICATES OF DEPOSIT 0.7%
Royal Bank of Scotland PLC (United Kingdom)(a)	P-1	0.833	07/19/10	$25,000	24,990,925

COMMERCIAL PAPER(b) 6.3%
Aetna, Inc., 144A	P-2	0.310	03/4/10	20,000	19,994,488
Avery Dennison Corp., 144A	P-2	0.250	02/1/10	30,000	29,999,791
BMW US Capital LLC, 144A	P-2	0.320	02/9/10	3,000	2,999,790
BPCE SA, 144A	P-1	0.260	02/19/10	25,800	25,796,865
Cigna Corp., 144A	P-2	0.300	02/4/10	15,000	14,999,500
E.I. Du Pont De Nemours & Co., 144A	P-1	0.580	09/23/10	8,000	7,982,080
Elsevier Finance SA, 144A	P-2	0.320	02/9/10	25,000	24,998,001
Florida Power and Light Co.	P-1	0.200	02/23/10	20,000	19,997,445
US Bancorp.	P-1	0.870	04/9/10	25,000	24,989,250
Virginia Electric & Power Co.	P-2	0.250	02/1/10	28,728	28,727,801
Vodafone Group PLC (United Kingdom), 144A	P-2	1.010	05/28/10	20,000	19,971,000

					220,456,011

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	41

Portfolio of Investments

as of January 31, 2010 continued

	Moody’s Rating* (Unaudited)	Interest Rate	Maturity Date	Principal Amount (000)	Value (Note1)

LOAN PARTICIPATION 0.5%
Camden Property Trust	NR	0.350%	02/2/10	$17,000	$17,000,000

Total short-term investments (cost $338,138,878)					338,205,936

Total Investments 100.0% (cost $3,726,619,520; Note 5)(g)					3,501,256,628
Liabilities in excess of other assets(o) 0.0%					(896,289)

Net Assets 100.0%					$3,500,360,339

The following abbreviations are used in the portfolio descriptions:

LLC—Limited Liability Company.

M.T.N.—Medium Term Note.

NR—Not Rated by Moody’s or Standard & Poor’s

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

*	The ratings reflected are as of January 31, 2010. Ratings of certain bonds may have changed subsequent to that date. The Fund’s current prospectus contains a description of Moody’s and Standard & Poor’s ratings.
(a)	Floating rate bond. The coupon is indexed to a floating interest rate. The rate shown is the rate at period end.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	Indicates a security that has been deemed illiquid.
(d)	Standard & Poor’s Rating.
(e)	Represents issuer in default of interest payments; non-income producing security.
(f)	Indicates a restricted security; the aggregate original cost of such securities is $29,600,000; The aggregate value of $29,587,361 is approximately 0.8% of net assets.
(g)	As of January 31, 2010, 1 security representing $3,478,287 and 0.1% of the total market value was fair valued in accordance with the policies adopted by the Board of Trustees.
(h)	Security segregated as collateral for swap contracts.
(i)	FDIC-Guaranteed issued under temporary liquidity guarantee program.
(j)	Guaranteed by the government of Australia.
(k)	Guaranteed by the government of Denmark.
(l)	Guaranteed by the government of France.
(m)	Guaranteed by the government of United Kingdom.
(n)	Prudential Investments LLC, the manager of the Series, also serves as the manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(o)	Liabilities in excess of other assets include net unrealized appreciation (depreciation) on interest rate and credit default swap agreements as follows:

See Notes to Financial Statements.

42	Visit our website at www.prudentialfunds.com

Interest rate swap agreements outstanding at January 31, 2010:

Counterparty	Termination Date	Notional Amount (000)	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized (Depreciation)
Barclays Bank PLC(a)	6/20/2010	$27,000	3.755%	3 month LIBOR	$(482,504)	$—	$(482,504)
Barclays Bank PLC(a)	7/3/2010	10,000	3.570	3 month LIBOR	(168,889)	—	(168,889)
Barclays Bank PLC(a)	12/12/2010	50,000	4.048	3 month LIBOR	(1,842,554)	—	(1,842,554)
Barclays Bank PLC(a)	12/27/2010	20,000	4.026	3 month LIBOR	(726,075)	—	(726,075)
Barclays Bank PLC(a)	5/16/2018	13,000	4.531	3 month LIBOR	(1,127,553)	—	(1,127,553)
Barclays Bank PLC(a)	12/15/2014	50,000	2.606	3 month LIBOR	(181,678)	3,595	(185,273)
Morgan Stanley Capital Services, Inc.(a)	12/15/2015	25,000	2.938	3 month LIBOR	(6,126)	—	(6,126)
Morgan Stanley Capital Services, Inc.(a)	12/15/2020	10,000	3.855	3 month LIBOR	(23,377)	—	(23,377)
Deutsche Bank AG(a)	4/15/2011	25,000	3.735	3 month LIBOR	(1,221,381)	—	(1,221,381)
Deutsche Bank AG(a)	2/15/2012	39,300	2.065	3 month LIBOR	(1,083,177)	—	(1,083,177)
Morgan Stanley Capital Services, Inc.(a)	10/1/2010	40,000	3.695	3 month LIBOR	(1,390,136)	—	(1,390,136)
Royal Bank of Scotland PLC(a)	7/21/2010	19,000	3.573	3 month LIBOR	(316,425)	—	(316,425)
Royal Bank of Scotland PLC(a)	10/3/2013	9,200	3.991	3 month LIBOR	(749,684)	—	(749,684)
Royal Bank of Scotland PLC(a)	2/18/2020	20,000	4.762	3 month LIBOR	(2,186,517)	—	(2,186,517)

					$(11,506,076)	$3,595	$(11,509,671)

(a)	The Series pays the fixed rate and receives the floating rate.

Credit default swap agreements outstanding at January 31, 2010:

Counterparty	Termination Date	Notional Amount (000)(2)	Fixed Rate	Referenced Entity/ Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps on Corporate Issues—Buy Protection(1):
Citibank, NA	3/20/2010	$20,000	0.280%	CVS Corp., 4.875%, due 9/15/2014	$(6,502)	$—	$(6,502)
Deutsche Bank AG	6/20/2012	15,000	5.050	Bank of America Corp. 6.250%, due 4/15/2012	(1,497,732)	—	(1,497,732)

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	43

Portfolio of Investments

as of January 31, 2010 continued

Counterparty	Termination Date	Notional Amount (000)(2)	Fixed Rate	Referenced Entity/ Obligation	Fair Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Credit Default Swaps on Corporate Issues—Buy Protection(1) (continued):
Goldman Sachs International	3/20/2013	$12,350	1.900%	Financial Security Assurance, Inc., 6.110%, due 6/29/2015	$736,243	$—	$736,243
Goldman Sachs International	3/20/2018	2,800	2.960	MBIA Insurance Corp., 1.760%, due 10/06/2010	1,781,709	—	1,781,709
Merrill Lynch Capital Services, Inc.	3/20/2018	1,000	3.000	AMBAC Assurance Corp., 5.900%, due 2/22/2021	701,932	—	701,932
Merrill Lynch Capital Services, Inc.	3/20/2018	4,000	3.000	MBIA Insurance Corp., 1.760%, due 10/06/2010	2,541,444	—	2,541,444
Merrill Lynch Capital Services, Inc.	6/20/2010	20,000	0.700	UnitedHealth Group, Inc., 4.875%, due 4/01/2013	(31,223)	—	(31,223)

					$4,225,871	$—	$4,225,871

(1)	If the Series is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Series will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Notional amount represents the maximum potential amount the Series could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Various inputs are used in determining the value of the Series’ investments. These inputs are summarized in the three broad levels listed below.

Level 1—quoted prices in active markets for identical securities

Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3—significant unobservable inputs (including the Series’ own assumptions in determining the fair value of investments)

See Notes to Financial Statements.

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The following is a summary of the inputs used as of January 31, 2010 in valuing the Series’ assets carried at fair value:

Investments in Securities	Level 1	Level 2	Level 3
Asset-Backed Securities	$—	$1,333,182,154	$3,478,287
Commercial Mortgage-Backed Securities	—	658,479,415	—
Corporate Bonds	—	843,490,319	—
Other Corporate Obligations	—	202,375,546	—
U.S. Government Agency Obligations	—	122,044,971	—
Certificate of Deposit	—	24,990,925	—
Commercial Paper	—	220,456,011	—
Loan Participation	—	17,000,000	—
Affiliated Money Market Mutual Fund	75,759,000	—	—

	75,759,000	3,422,019,341	3,478,287
Other Financial Instruments*	—	(7,283,800)	—

Total	$75,759,000	$3,414,735,541	$3,478,287

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Asset-Backed Securities
Balance as of 01/31/09	$6,957,578
Realized gain (loss)	(28,989,252)
Change in unrealized appreciation (depreciation)	27,011,106
Earned amortization/accretion	11,503
Net purchases (sales)	(1,512,648)
Transfers in and/or out of Level 3	—

Balance as of 01/31/10	$3,478,287

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	45

Portfolio of Investments

as of January 31, 2010 continued

The industry classification of portfolio holdings and liabilities in excess of other assets shown as a percentage of net assets as of January 31, 2010 was as follows:

Non-Residential Mortgage Asset Backed Securities	21.5%
Commercial Mortgage Backed Securities	18.8
Residential Mortgage Asset Backed Securities	16.7
Banking	7.0
Commercial Paper	6.3
Other Corporate Obligations	5.8
U.S. Government Agency Obligations	3.5
Insurance	3.0
Healthcare & Pharmaceutical	2.9
Affiliated Money Market Mutual Fund	2.1
Electric	2.1
Telecommunications	2.1
Technology	1.6
Retailers	1.4
Capital Goods	1.1
Certificate of Deposit	0.7
Aerospace & Defense	0.6
Non-Captive Finance	0.6
Energy—Integrated	0.5
Loan Participation	0.5
Consumer	0.4
Brokerage	0.3
Foods	0.3
Chemicals	0.2

100.0
Liabilities in excess of other assets	—

100.0%

See Notes to Financial Statements.

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The Series invested in derivative instruments during the reporting period. The primary types of risk associated with these derivative instruments are commodity risk, credit risk, equity risk, foreign exchange risk and interest rate risk. The effect of such derivative instruments on the Series’ financial position and financial performance as reflected in the Statement of Assets and Liabilities and Statement of Operations is presented in the summary below.

Fair values of derivative Instruments as of January 31, 2010 as presented in the Statement of Assets and Liabilities:

Derivatives not designated as hedging instruments, carried at fair value	Asset Derivatives		Liability Derivatives
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Credit contracts	Unrealized appreciation on swaps	$5,761,328	Unrealized depreciation on swaps	$1,535,457
Interest rate contracts	Premium paid for swaps agreements	3,595	Unrealized depreciation on swaps	11,509,671

Total		$5,764,923		$13,045,128

The effects of derivative instruments on the Statement of Operations for the year ended January 31, 2010 are as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Swaps
Credit contracts	$8,567,176
Interest rate contracts	(8,125,770)

Total	$441,406

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not designated as hedging instruments, carried at fair value	Swaps
Credit contracts	$(14,981,969)
Interest rate contracts	3,912,391

Total	$(11,069,578)

For the year ended January 31, 2010, the Series’ average volume of derivative activities are as follows:

Interest Rate Swaps (Notional Amount in USD (000))	Credit Default Swaps as Buyer (Notional Amount in USD (000))
$ 317,800	$97,970

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	47

Statement of Assets and Liabilities

as of January 31, 2010

Assets
Investments, at value:
Unaffiliated Investments, at value (cost $3,650,860,520)	$3,425,497,628
Affiliated Investments (cost $75,759,000)	75,759,000
Cash	722,196
Dividend and interest receivable	8,065,303
Unrealized appreciation on swaps	5,761,328
Prepaid expenses	43,162
Premium paid for swap agreements	3,595

Total assets	3,515,852,212

Liabilities
Unrealized depreciation on swaps	13,045,128
Payable for investments purchased	1,405,794
Dividend payable	889,020
Accrued expenses	83,274
Management fee payable	51,978
Affiliated transfer agent fee payable	16,679

Total liabilities	15,491,873

Net Assets	$3,500,360,339

Net assets were comprised of:
Common stock, at par	$402,803
Paid-in capital in excess of par	4,012,262,561

4,012,665,364
Undistributed net investment income	2,610,292
Accumulated net realized loss on investments	(282,268,625)
Net unrealized depreciation on investments	(232,646,692)

Net assets, January 31, 2010	$3,500,360,339

Net asset value, offering price and redemption price per share ($3,500,360,339 ÷ 402,803,306 shares of $.001 par value common stock issued and outstanding)	$8.69

See Notes to Financial Statements.

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Statement of Operations

Year Ended January 31, 2010

Net Investment Income
Income
Unaffiliated interest income	$68,465,291
Affiliated dividend income	28,481

68,493,772

Expenses
Management fee	534,343
Custodian’s fees and expenses	120,000
Transfer agent’s fees and expenses (including affiliated expense of $100,000) (Note 3)	100,000
Insurance expense	79,000
Audit fee	32,000
Legal fees and expenses	30,000
Reports to shareholders	14,000
Trustees’ fees	12,000
Miscellaneous	43,564

Total expenses	964,907

Net investment income	67,528,865

Net Realized And Unrealized Gain (Loss) On Investments And Swap Agreements
Net realized gain (loss) on:
Investment transactions	(62,380,038)
Swaps	441,406

(61,938,632)

Net change in unrealized appreciation (depreciation) on:
Investments	575,000,136
Swap agreements	(11,069,578)

563,930,558

Net gain on investments	501,991,926

Net Increase In Net Assets Resulting From Operations	$569,520,791

See Notes to Financial Statements.

Dryden Core Investment Fund/Short-Term Bond Series	49

Statement of Changes in Net Assets

	Year Ended January 31,
	2010	2009
Increase (Decrease) In Net Assets
Operations
Net investment income	$67,528,865	$129,792,199
Net realized loss on investment transactions and swaps	(61,938,632)	(228,600,350)
Net change in unrealized appreciation (depreciation) on investments and swap agreements	563,930,558	(538,832,592)

Net increase (decrease) in net assets resulting from operations	569,520,791	(637,640,743)

Dividends from net investment income (Note 1)	(53,206,923)	(124,696,414)

Series share transactions (Note 6)
Net proceeds from shares subscribed	28,526,112	63,066,691
Net asset value of shares issued to shareholders in reinvestment of dividends	53,406,257	127,473,906
Cost of shares reacquired	(36,370,255)	(150,689,457)

Net increase in net assets from Series share transactions	45,562,114	39,851,140

Total increase (decrease)	561,875,982	(722,486,017)

Net Assets
Beginning of year	2,938,484,357	3,660,970,374

End of year(a)	$3,500,360,339	$2,938,484,357

(a) Includes undistributed net investment income of:	$2,610,292	$2,105,154

See Notes to Financial Statements.

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Notes to Financial Statements

Dryden Core Investment Fund (the “Fund”), is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company.

The Fund consists of six series—the Taxable Money Market Series, the Short-Term Bond Series, the Short-Term Municipal Bond Series, the National Municipal Money Market Series, the Government Money Market Series and the Treasury Money Market Series. The Short-Term Municipal Bond Series, the National Municipal Money Market Series, the Government Money Market Series and the Treasury Money Market Series have not yet commenced operations. The Taxable Money Market Series (the Money Market Series) and the Short-Term Bond Series commenced investment operations on April 23, 1999 and November 7, 2005, respectively.

The investment objective of the Money Market Series is current income consistent with the preservation of capital and the maintenance of liquidity. The Money Market Series invests primarily in money market instruments maturing in 13 months or less whose ratings are within the two highest short-term ratings categories by a nationally recognized statistical rating organization or, if not rated, are of comparable quality as determined by the Money Market Series’ investment advisors. The ability of the issuers of the securities held by the Money Market Series to meet their obligations may be affected by economic developments in a specific industry or region.

The investment objective of the Short-Term Bond Series is high current income consistent with the preservation of principal. Under normal circumstances, the Short-Term Bond Series will invest at least 80% of its investable assets in debt obligations with maturities of three years or less. These debt obligations will include money market obligations, bonds and other fixed income debt obligations such as U.S. Government securities (including U.S. Treasury bills, notes and bonds), mortgage-backed securities, asset-backed securities, foreign securities and other short-term debt obligations. The ability of issuers of debt securities held by the Short-Term Bond Series to meet their obligations may be affected by economic developments in a specific industry or region.

Shares of the Money Market Series and the Short-Term Bond Series are available only to investment companies managed by Prudential Investments LLC (“PI”) and certain investment advisory clients of the subadvisor. At January 31, 2010, 100% of the shares outstanding were owned by such entities of which 1 shareholder held 5.1% of outstanding shares of the Short-Term Bond Series and 2 shareholders held 11.3% of outstanding shares of the Money Market Series.

Dryden Core Investment Fund	51

Notes to Financial Statements

continued

Note 1. Accounting Policies

The following is a summary of significant accounting policies followed by the Series in the preparation of its financial statements.

Securities Valuation: The Money Market Series values portfolio securities of sufficient credit quality at amortized cost, which approximates fair value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium. If the amortized cost method is determined not to represent fair value, the value shall be determined by or under the direction of the Board of Trustees. For the Short-Term Bond Series, securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisor, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or for which the pricing service does not provide a valuation methodology, or does not present fair value, are valued at fair value in accordance with Board of Trustees’ approved fair valuation procedures. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values. For the Short-Term Bond Series, short-term debt securities which mature in more than sixty days are valued at current market quotations. Short-term debt securities which mature in sixty days or less are valued at amortized cost, which approximates market value. The amortized cost method values a security at its cost at the time of purchase and there after assumes a constant amortization to maturity of any discount or premium.

The Money Market Series may hold up to 10% and the Short Term Bond Series may hold up to 15% of their respective net assets in illiquid securities, including those which are restricted as to disposition under securities law (“restricted securities”). Restricted securities, sometimes referred to as private placements, are valued pursuant to the valuation procedures noted above.

Repurchase Agreements: In connection with transactions in repurchase agreements with U.S. financial institutions, it is each Series’ policy that its custodian or designated

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subcustodians, as the case may be under triparty repurchase agreements, takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase agreement exceeds one business day, the value of the collateral is marked-to-market on a daily basis to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Series may be delayed or limited.

Swap Agreements: The Short-Term Bond Series may enter into credit default, interest rate, total return and other forms of swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The swap agreements are valued daily at current market value and any change in value is included in the net unrealized appreciation or depreciation on investments. Payments received or paid by the Series are recorded as realized gains or losses upon termination or maturity of the swap. Risk of loss may exceed amounts recognized on the statements of assets and liabilities. Swap agreements outstanding at reporting date, if any, are listed on the Portfolio of Investments.

Interest Rate Swaps: Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates, applied to a notional principal amount for a specified period. The Series is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. The Series used interest rate swaps to generate steady cash flow by receiving a stream of fixed rate payments and to increase exposure to prevailing market rates by receiving floating rate payments. The Series’ maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life. This risk may be mitigated by having a master netting arrangement between the Series and the counterparty which may permit the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

Credit Default Swaps: Credit default swaps involve one party (the protection buyer) making a stream of payments to another party (the protection seller) in exchange for the right to receive a specified payment in the event of a default or as a result of a default (“credit event”) for the referenced party, typically corporate issues or sovereign issues of an emerging country, on its obligation; or in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising a credit index.

Dryden Core Investment Fund	53

Notes to Financial Statements

continued

The Series is subject to credit risk in the normal course of pursuing its investment objectives. The Series purchased credit default swaps to provide a measure of protection against defaults of the issuers. The Series’ maximum risk of loss from counterparty credit risk for purchased credit default swaps is the notional value of a credit default swap agreement. A master netting arrangement between the Series and the counterparty permits the Series to offset amounts payable by the Series to the same counterparty against amounts to be received; and by the receipt of collateral from the counterparty by the Series to cover the Series’ exposure to the counterparty. However, there is no assurance that such mitigating factors are easily enforceable.

As a buyer of protection, the Series generally receives an amount up to the notional value of the swap if a credit event occurs.

In addition to each instrument’s primary underlying risk exposure (e.g. interest rate, credit, equity or foreign exchange, etc.), swap agreements involve, to varying degrees, elements of credit, market risk and documentation risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreement, and that there will be unfavorable changes in net interest rates. In connection with these agreements, securities may be identified as collateral or received as collateral from the counterparty in accordance with the terms of the respective swap agreements to provide or receive assets of value and serve as recourse in the event of default or bankruptcy/insolvency of either party. Such over-the-counter derivative agreements include conditions which when materialized, give the counterparty the right to cause an early termination of the transactions under those agreements. Any election by the counterparty for early termination of the contract(s) may impact the amounts reported on financial statements.

As of January 31, 2010, the Series has not met conditions under such agreements that give the counterparty the right to call for an early termination.

Securities Transactions and Net Investment Income: Securities transactions are recorded on the trade date. Realized gains (losses) on sales of securities are calculated on the identified cost basis. Interest income, including amortization of premium and accretion of discount and debt securities as required, is recorded on the accrual basis. Expenses are recorded on the accrual basis.

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Federal Income Taxes: For federal income tax purposes, each series in the Fund is treated as a separate taxpaying entity. It is the Money Market Series and the Short-Term Bond Series’ policy to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net income and capital gains, if any, to its shareholders. Therefore, no federal income tax provision is required.

Dividends and Distributions: The Money Market Series declares all of its net investment income and net realized short-term capital gains, if any, as dividends daily to its shareholders of record at the time of such declaration. The Short-Term Bond Series declares all of its net investment income as dividends daily and pays monthly to its shareholders of record at the time of such declaration. Distributions of net realized capital gains, if any, are made annually. Dividends and capital gain distributions are determined in accordance with federal income tax regulations which differ from generally accepted accounting principles.

Estimates: The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

Note 2. Agreements

The Series has a management agreement with PI. Pursuant to this agreement, PI has responsibility for all investment advisory services and supervises the subadvisor’s performance of such services. PI has entered into a subadvisory agreement with Prudential Investment Management, Inc. (“PIM”). The subadvisory agreement provides that PIM will furnish investment advisory services in connection with the management of the Series. In connection therewith, PIM is obligated to keep certain books and records of the Series. PI pays for the services of PIM, the cost of compensation of officers of the Series, occupancy and certain clerical and bookkeeping costs of the Series. The Series bears all other costs and expenses.

For its services, PI will be reimbursed for its direct costs, exclusive of any profit or overhead. The costs are accrued daily payable monthly. For the year ended January 31, 2010, the costs were at an effective annual rate of .010% for the Money Market Series and .017% for the Short-Term Bond Series.

PI and PIM are indirect, wholly owned subsidiaries of Prudential Financial, Inc. (“Prudential”).

Dryden Core Investment Fund	55

Notes to Financial Statements

continued

Note 3. Other Transactions with Affiliates

Prudential Mutual Fund Services LLC (“PMFS”), an affiliate of PI and an indirect wholly-owned subsidiary of Prudential, serves as the transfer agent of each Series. Transfer agent’s fees and expenses in the Statement of Operations include certain out-of-pocket expenses paid to non-affiliates, where applicable.

The Short-Term Bond Series invests in the Taxable Money Market Series, a portfolio of Dryden Core Investment Fund, which is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Note 4. Portfolio Securities

The Short-Term Bond Series’ purchases and sales of investment securities, other than short-term investments, for the year ended January 31, 2010, aggregated $1,105,234,773 and $1,116,431,269, respectively. United States government securities represent $9,679,160 and $9,744,405 of those purchases and sales, respectively.

Note 5. Distributions and Tax Information

Distributions to shareholders, which are determined in accordance with federal income tax regulations and which may differ from generally accepted accounting principles, are recorded on the ex-dividend date. In order to present undistributed net investment income and accumulated net realized loss on investments on the Statement of Assets and Liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income and accumulated net realized loss on investments. For the year ended January 31, 2010, the adjustment for the Taxable Money Market Series was to increase undistributed net investment income and to decrease accumulated net realized gain on investment transactions by $718,963 due to reclassification of dividends. For the year ended January 31, 2010, the adjustment for the Short-Term Bond Series was to decrease undistributed net investment income and to decrease accumulated net realized loss on investments by $13,816,804 due to reclassification of paydown gains and swaps.

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The tax character of distributions paid during the year ended January 31, 2010 were as follows:

Series	Ordinary Income	Long-Term Capital Gains	Total Distributions
Taxable Money Market Series	$80,035,082	$10,529	$80,045,611
Short-Term Bond Series	53,206,923	—	53,206,923

The tax character of distributions paid during the year ended January 31, 2009 were as follows:

Series	Ordinary Income	Long-Term Capital Gains	Total Distributions
Taxable Money Market Series	$596,408,002	$24,844	$596,432,846
Short-Term Bond Series	124,696,414	—	124,696,414

As of January 31, 2010 the accumulated undistributed earnings on a tax basis were as follows:

Series	Accumulated Ordinary Income
Taxable Money Market Series*	$796,887
Short-Term Bond Series**	1,000,939

*	includes a timing difference of $780,669 for dividends payable.
**	includes a timing difference of $889,020 for dividends payable.

The United States federal income tax basis of the investments and the net unrealized depreciation as of January 31, 2010 was as follows:

Series	Tax Basis	Appreciation	Depreciation	Net Unrealized Depreciation	Other Cost Basis Adjustments	Total Net Unrealized Depreciation
Short-Term Bond Series	$3,726,619,520	$79,366,033	$(304,728,925)	$(225,362,892)	$(7,283,800)	$(232,646,692)

Other cost basis adjustments are attributable to depreciation on swaps.

For federal income tax purposes, Short-Term Bond Series had capital loss carryforward as of January 31, 2010 of approximately $279,686,000, of which $8,441,000 expires in 2016, $115,725,000 expires in 2017 and $155,520,000 expires in 2018. Accordingly, no capital gains distributions is expected to be paid to shareholders until net gains have been realized in excess of such carryforwards. It is uncertain whether Short-Term Bond Series will be able to realize the full benefit prior to the expiration date.

Dryden Core Investment Fund	57

Notes to Financial Statements

continued

The Series elects to treat post-October capital losses of approximately $2,582,000 as having been incurred in the following year (January 31, 2011).

Management has analyzed the Series’ tax positions taken on federal income tax returns for all open tax years and has concluded that as of January 31, 2010, no provision for income tax would be required in the Series’ financial statements. The Series’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Note 6. Capital

	Taxable Money Market Series		Short-Term Bond Series
	Shares	Amount	Shares	Amount
Year ended January 31, 2010:
Shares sold	131,467,259,564	$131,467,259,564	3,507,840	$28,526,112
Shares issued in reinvestment of distributions	55,496,687	55,496,687	6,740,455	53,406,257
Shares reacquired	(129,355,873,479)	(129,355,873,479)	(4,700,720)	(36,370,255)

Net increase in shares outstanding	2,166,882,772	$2,166,882,772	5,547,575	$45,562,114

Year ended January 31, 2009:
Shares sold	182,400,328,239	$182,400,328,239	7,142,320	$63,066,691
Shares issued in reinvestment of distributions	410,453,980	410,453,980	15,087,934	127,473,906
Shares reacquired	(191,987,937,502)	(191,987,937,502)	(17,756,059)	(150,689,457)

Net increase (decrease) in shares outstanding	(9,177,155,283)	$(9,177,155,283)	4,474,195	$39,851,140

Note 7. New Accounting Pronouncement

In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 will require reporting entities to make new disclosures about amounts and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements. The new and revised

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disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements, which are effective for interim and annual reporting periods beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

Note 8. Subsequent Events

Management has evaluated the impact of all subsequent events on the Series through the date the financial statements are issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Dryden Core Investment Fund	59

Financial Highlights

Dryden Core Investment Fund-Taxable Money Market Series
Year Ended January 31, 2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Year	$1.00

Net investment income and net realized gains	.01
Dividends and distributions to shareholders	(.01)

Net asset value, end of year	$1.00

Total Return(a):	.50%
Ratios/Supplemental Data:
Net assets, end of year (000)	$17,526,308
Average net assets (000)	$16,683,486
Ratios to average net assets:
Expenses	.01%
Net investment income	.48%

(a)	Total return is calculated assuming a purchase of a share on the first day and a sale on the last day of each year reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles.

See Notes to Financial Statements.

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Dryden Core Investment Fund-Taxable Money Market Series
Year Ended January 31,
2009	2008	2007	2006

$1.00	$1.00	$1.00	$1.00

.03	.05	.05	.03
(.03)	(.05)	(.05)	(.03)

$1.00	$1.00	$1.00	$1.00

2.61%	5.43%	5.23%	3.46%

$15,359,279	$24,536,580	$16,691,034	$14,439,643
$22,364,588	$20,733,978	$15,454,186	$11,936,264

.01%	.01%	.02%	.02%
2.66%	5.29%	5.12%	3.50%

See Notes to Financial Statements.

Dryden Core Investment Fund	61

Financial Highlights

continued

Short-Term Bond Series
Year Ended January 31, 2010
Per Share Operating Performance:
Net Asset Value, Beginning Of Period	$7.40

Income (loss) from investment operations:
Net investment income	.17
Net realized and unrealized gain (loss) on investment transactions	1.25

Total from investment operations	1.42

Less Dividends
Dividends from net investment income	(.13)

Net asset value, end of period	$8.69

Total Return(c):	19.41%
Ratios/Supplemental Data:
Net assets, end of period (000)	$3,500,360
Average net assets (000)	$3,189,152
Ratios to average net assets(g):
Expenses	.03%
Net investment income	2.12%
Portfolio turnover rate	39%

(a)	Commencement of investment operations.
(b)	Amount represents less than $.005 per share.
(c)	Total return is calculated assuming purchase of a share on the first day and a sale on the last day of each period reported and includes reinvestment of dividends and distributions. Total returns may reflect adjustments to conform to generally accepted accounting principles. Total returns for periods of less than one full year are not annualized.
(d)	The Manager of the Fund has agreed to reimburse the Fund in order to limit operating expenses (excluding interest, taxes, and brokerage commissions). The Manager will reimburse the Fund .035% of average daily net assets. If the Manager had not reimbursed the Series, the expenses and the net investment income ratios would have been .06% and 5.60%, respectively, for the year ended January 31, 2008, .07% and 5.49%, respectively, for the year ended January 31, 2007 and .11% and 4.43%, respectively, for the period November 7, 2005 (commencement of investment operations) through January 31, 2006.
(e)	Annualized.
(f)	Not annualized.
(g)	Does not include the expenses of the underlying portfolio in which the Series invests.

See Notes to Financial Statements.

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Short-Term Bond Series
Year Ended January 31,					November 7, 2005(a) through January 31, 2006
2009	2008		2007

$9.32	$10.01		$10.00		$10.00

.33	.55		.54		.10
(1.93)	(.69)		.01		—	(b)

(1.60)	(.14)		.55		.10

(.32)	(.55)		(.54)		(.10)

$7.40	$9.32		$10.01		$10.00

(17.57)%	(1.48)%		5.61%		.95%

$2,938,484	$3,660,970		$3,060,691		$443,961
$3,367,022	$3,711,731		$1,314,770		$415,749

.02%	.02	%(d)	.03	%(d)	.08	%(d)(e)
3.85%	5.63	%(d)	5.52	%(d)	4.47	%(d)(e)
28%	53%		31%		7	%(f)

See Notes to Financial Statements.

Dryden Core Investment Fund	63

Report of Independent Registered Public Accounting Firm

The Board of Trustees and Shareholders

Dryden Core Investment Fund:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments of the Taxable Money Market Series and the Short-Term Bond Series, each a series of the Dryden Core Investment Fund (hereafter referred to as the “Funds”) as of January 31, 2010, and for Taxable Money Market Series, the related statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the five-year period then ended; and for Short-Term Bond Series, the statement of operations for the year then ended, the statement of changes in net assets for each of the years in the two-year period then ended and the financial highlights for each of the years in the four-year period then ended and for the period from November 7, 2005 (commencement of operations) through January 31, 2006. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of January 31, 2010, by correspondence with the custodian, transfer agent and brokers or by other appropriate audit procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds as of January 31, 2010, and the results of their operations, the changes in their net assets and the financial highlights for each of the years or periods referred to in the first paragraph above, in conformity with U.S. generally accepted accounting principles.

New York, New York

March 24, 2010

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Federal Income Tax Information

(Unaudited)

We are required by the Internal Revenue Code of 1986, as amended (the “Code”), to advise you within 60 days of the Funds’ fiscal year end (January 31, 2010) as to the federal tax status of dividends and distributions paid by the Series’ during such fiscal year.

We are advising you that during fiscal year end January 31, 2010, the Series’ paid aggregate dividends and distributions as follows:

	Taxable Money Market Series	Short-Term Bond Series
Ordinary Income	$.01	$.13

For the fiscal year ended January 31, 2010, the Taxable Money Market Series and Short-Term Bond Series designate the maximum amount allowable but not less than 100% and 95.40%, respectively as interest-related dividends in accordance with Sections 871(k)(1) and 881(e)(1) of the Internal Revenue Code.

Interest-related dividends do not include any distribution paid by a Fund with respect to Fund tax years beginning after December 31, 2009. Consequently, this provision expires with respect such distributions paid after the Series’ fiscal year.

In January 2011, you will be advised on IRS 1099 DIV or substitute Form 1099, as to the Federal tax status of the distributions received by you in calendar year 2010.

Dryden Core Investment Fund	65

Results of Proxy Voting

(Unaudited)

At a special meeting of shareholders held on March 9, 2010, Fund shareholders approved a proposal to elect Trustees.

The individuals listed in the table below were elected as trustees of each Fund.* All trustees, with the exception of Mr. Benjamin, served as trustees to each Fund prior to the shareholder meeting.

Trustee	For	Withheld
Kevin J. Bannon	7,786,749,863.477	15,665,834.000
Linda W. Bynoe	7,766,302,662.477	36,113,035.000
Michael S. Hyland	7,786,749,863.477	15,665,834.000
Douglas H. McCorkindale	7,786,749,863.477	15,665,834.000
Stephen P. Munn	7,786,749,863.477	15,665,834.000
Richard A. Redeker	7,786,749,863.477	15,665,834.000
Robin B. Smith	7,770,449,966.477	31,965,731.000
Stephen G. Stoneburn	7,786,749,863.477	15,665,834.000
Judy A. Rice	7,786,749,863.477	15,665,834.000
Scott E. Benjamin	7,786,749,863.477	15,665,834.000

*	Results are for all funds within the same investment company.

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MANAGEMENT OF THE FUND

(Unaudited)

Information about Fund Directors/Trustees (referred to herein as “Board Members”) and Fund Officers is set forth below. Board Members who are not deemed to be “interested persons,” as defined in the 1940 Act, are referred to as “Independent Board Members.” Board Members who are deemed to be “interested persons” are referred to as “Interested Board Members.” The Board Members are responsible for the overall supervision of the operations of the Fund and perform the various duties imposed on the directors or trustees of investment companies by the 1940 Act.

Independent Board Members (1)

Name, Address, Age Position(s) Portfolios Overseen	Principal Occupation(s) During Past Five Years	Other Directorships Held
Kevin J. Bannon (57) Board Member Portfolios Overseen: 57	Managing Director (since April 2008) and Chief Investment Officer (since October 2008) of Highmount Capital LLC (registered investment adviser); formerly Executive Vice President and Chief Investment Officer (April 1993-August 2007) of Bank of New York Company; President (May 2003-May 2007) of BNY Hamilton Family of Mutual Funds.	Director of Urstadt Biddle Properties (since September 2008).

Linda W. Bynoe (57) Board Member Portfolios Overseen: 57	President and Chief Executive Officer (since March 1995) and formerly Chief Operating Officer (December 1989- February 1995) of Telemat Ltd. (management consulting); formerly Vice President (January 1985-June 1989) at Morgan Stanley & Co (broker-dealer).	Director of Simon Property Group, Inc. (retail real estate) (since May 2003); Anixter International, Inc. (communication products distributor) (since January 2006); Director of Northern Trust Corporation (financial services) (since April 2006); Trustee of Equity Residential (residential real estate) (since December 2009); formerly Director of Dynegy Inc. (power generation) (September 2002-May 2006), CitiStreet Funds, Inc (mutual funds) (May 1993-February 2005), AM-CH, Inc. (restaurant holding company) (November 2004-February 2005).

Michael S. Hyland, CFA (64) Board Member Portfolios Overseen: 57	Independent Consultant (since February 2005); formerly Senior Managing Director (July 2001-February 2005) of Bear Stearns & Co, Inc.; Global Partner, INVESCO (1999-2001); Managing Director and President Salomon Brothers Asset Management (1989-1999).	None.

Dryden Core Investment Fund

Douglas H. McCorkindale (70) Board Member Portfolios Overseen: 57	Formerly Chairman (February 2001-June 2006), Chief Executive Officer (June 2000-July 2005), President (September 1997-July 2005) and Vice Chairman (March 1984-May 2000) of Gannett Co. Inc. (publishing and media).	Director of Continental Airlines, Inc. (since May 1993); Director of Lockheed Martin Corp. (aerospace and defense) (since May 2001).

Stephen P. Munn (67) Board Member Portfolios Overseen: 57	Lead Director (since 2007) and formerly Chairman (1993-2007) of Carlisle Companies Incorporated (manufacturer of industrial products).	Lead Director (since 2007) of Carlisle Companies Incorporated (manufacturer of industrial products).

Richard A. Redeker (66) Board Member Portfolios Overseen: 57	Retired Mutual Fund Senior Executive (42 years); Management Consultant; Independent Directors Council (organization of 2,800 Independent Mutual Fund Directors)-Executive Committee, Chair of Policy Steering ommittee, Governing Council.	None.

Robin B. Smith (70) Board Member & Independent Chair Portfolios Overseen: 57	Chairman of the Board (since January 2003) of Publishers Clearing House (direct marketing); formerly Chairman and Chief Executive Officer (August 1996-January 2003) of Publishers Clearing House.	Formerly Director of BellSouth Corporation (telecommunications) (1992-2006).

Stephen G. Stoneburn (66) Board Member Portfolios Overseen: 57	President and Chief Executive Officer (since June 1996) of Quadrant Media Corp. (publishing company); formerly President (June 1995-June 1996) of Argus Integrated Media, Inc.; Senior Vice President and Managing Director (January 1993-1995) of Cowles Business Media; Senior Vice President of Fairchild Publications, Inc (1975-1989).	None.

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Interested Board Members (1)

Judy A. Rice (62) Board Member & President Portfolios Overseen: 57	President, Chief Executive Officer, Chief Operating Officer and Officer-In-Charge (since February 2003) of Prudential Investments LLC; President, Chief Executive Officer and Officer-In-Charge (since April 2003) of Prudential Mutual Fund Services LLC; Executive Vice President (since December 2008) of Prudential Investment Management Services LLC; formerly Vice President (February 1999-April 2006) of Prudential Investment Management Services LLC; formerly President, Chief Executive Officer, Chief Operating Officer and Officer- In-Charge (May 2003-June 2005) and Director (May 2003-March 2006) and Executive Vice President (June 2005-March 2006) of AST Investment Services, Inc.; Member of Board of Governors of the Investment Company Institute.	None.

Scott E. Benjamin (36) Vice President Portfolios Overseen: 55	Executive Vice President (since June 2009) of Prudential Investments LLC and Prudential Investment Management Services LLC; Senior Vice President Product Development and Marketing, Prudential Investments (since February 2006); Vice President Product Development and Product Management, Prudential Investments (2003-2006).	None.

(1)

The year in which each individual joined the Fund’s Board is as follows: Linda W. Bynoe, 2005; Douglas H. McCorkindale, 2003, Richard A. Redeker, 2003; Robin B. Smith, 1999; Stephen G. Stoneburn, 1999; Kevin J. Bannon, 2008; Michael S. Hyland, 2008; Stephen P. Munn, 2008; Judy A. Rice, Board Member since 2000 and President since 2003; Scott E. Benjamin, Board Member since 2010 and Vice President since 2009.

Dryden Core Investment Fund

Fund Officers (a)(1)

Name, Address and Age Position with Fund	Principal Occupation(s) During Past Five Years
Kathryn L. Quirk (57) Chief Legal Officer	Vice President and Corporate Counsel (since September 2004) of Prudential; Executive Vice President, Chief Legal Officer and Secretary (since July 2005) of PI and Prudential Mutual Fund Services LLC; Vice President and Corporate Counsel (since June 2005) and Secretary (since February 2006) of AST Investment Services, Inc.; formerly Senior Vice President and Assistant Secretary (November 2004-August 2005) of PI; formerly Assistant Secretary (June 2005-February 2006) of AST Investment Services, Inc.; formerly Managing Director, General Counsel, Chief Compliance Officer, Chief Risk Officer and Corporate Secretary (1997-2002) of Zurich Scudder Investments, Inc.

Deborah A. Docs (52) Secretary	Vice President and Corporate Counsel (since January 2001) of Prudential; Vice President (since December 1996) and Assistant Secretary (since March 1999) of PI; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

Jonathan D. Shain (51) Assistant Secretary	Vice President and Corporate Counsel (since August 1998) of Prudential; Vice President and Assistant Secretary (since May 2001) of PI; Vice President and Assistant Secretary (since February 2001) of PMFS; formerly Vice President and Assistant Secretary (May 2003-June 2005) of AST Investment Services, Inc.

Claudia DiGiacomo (35) Assistant Secretary	Vice President and Corporate Counsel (since January 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1999-2004).

John P. Schwartz (38) Assistant Secretary	Vice President and Corporate Counsel (since April 2005) of Prudential; Vice President and Assistant Secretary of PI (since December 2005); Associate at Sidley Austin Brown & Wood LLP (1997-2005).

Andrew R. French (47) Assistant Secretary	Vice President and Corporate Counsel (since February 2010) of Prudential; formerly Director and Corporate Counsel (2006-2010) of Prudential; Vice President and Assistant Secretary (since January 2007) of PI; Vice President and Assistant Secretary (since January 2007) of PMFS; formerly Senior Legal Analyst of Prudential Mutual Fund Law Department (1997-2006).

Timothy J. Knierim (51) Chief Compliance Officer	Chief Compliance Officer of Prudential Investment Management, Inc. (since July 2007); formerly Chief Risk Officer of PIM and PI (2002-2007) and formerly Chief Ethics Officer of PIM and PI (2006-2007).

Valerie M. Simpson (51) Deputy Chief Compliance Officer	Chief Compliance Officer (since April 2007) of PI and AST Investment Services, Inc.; formerly Vice President-Financial Reporting (June 1999-March 2006) for Prudential Life and Annuities Finance.

Theresa C. Thompson (47) Deputy Chief Compliance Officer	Vice President, Compliance, PI (since April 2004); and Director, Compliance, PI (2001-2004).

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Noreen M. Fierro (45) Anti-Money Laundering Compliance Officer	Vice President, Corporate Compliance (since May 2006) of Prudential; formerly Corporate Vice President, Associate General Counsel (April 2002-May 2005) of UBS Financial Services, Inc., in their Money Laundering Prevention Group; Senior Manager (May 2005-May 2006) of Deloitte Financial Advisory Services, LLP, in their Forensic and Dispute Services, Anti-Money Laundering Group.

Grace C. Torres (50) Treasurer and Principal Financial and Accounting Officer	Assistant Treasurer (since March 1999) and Senior Vice President (since September 1999) of PI; Assistant Treasurer (since May 2003) and Vice President (since June 2005) of AST Investment Services, Inc.; Senior Vice President and Assistant Treasurer (since May 2003) of Prudential Annuities Advisory Services, Inc.; formerly Senior Vice President (May 2003-June 2005) of AST Investment Services, Inc.

M. Sadiq Peshimam (46) Assistant Treasurer	Vice President (since 2005) of Prudential Investments LLC.

Peter Parrella (51) Assistant Treasurer	Vice President (since 2007) and Director (2004-2007) within Prudential Mutual Fund Administration; formerly Tax Manager at SSB Citi Fund Management LLC (1997-2004).

(a)	Excludes Ms. Rice and Mr. Benjamin, interested Board Members who also serve as President and Vice President, respectively.
(1)	The year that each individual became a Fund officer is as follows:

Kathryn L. Quirk, 2005; Deborah A. Docs, 2005; Jonathan D. Shain, 2005; Claudia DiGiacomo, 2005; John P. Schwartz, 2006; Andrew R. French, 2006; Timothy J. Knierim, 2007; Valerie M. Simpson, 2007; Theresa C. Thompson, 2008; Noreen M. Fierro, 2006; Grace C. Torres, 1999; M. Sadiq Peshimam, 2006; Peter Parrella, 2007.

Explanatory Notes

•	Board Members are deemed to be “Interested,” as defined in the 1940 Act, by reason of their affiliation with Prudential Investments LLC and/or an affiliate of Prudential Investments LLC.

•	Unless otherwise noted, the address of all Board Members and Officers is c/o Prudential Investments LLC, Gateway Center Three, 100 Mulberry Street, Newark, New Jersey 07102.

•

There is no set term of office for Board Members or Officers. The Board Members have adopted a retirement policy, which calls for the retirement of Board Members on December 31st of the year in which they reach the age of 75.

•

“Other Directorships Held” includes only directorships of companies required to register or file reports with the SEC under the Securities Exchange Act of 1934 (that is, “public companies”) or other investment companies registered under the 1940 Act.

•

“Portfolios Overseen” includes all investment companies managed by Prudential Investments LLC. The investment companies for which PI serves as manager include the Prudential Investments Mutual Funds, The Prudential Variable Contract Accounts, Target Mutual Funds, The Prudential Series Fund, Prudential’s Gibraltar Fund, Inc. and the Advanced Series Trust.

Dryden Core Investment Fund

Item 2 – Code of Ethics – – See Exhibit (a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics (the “Section 406 Standards for Investment Companies – Ethical Standards for Principal Executive and Financial Officers”) that applies to the registrant’s Principal Executive Officer and Principal Financial Officer; the registrant’s Principal Financial Officer also serves as the Principal Accounting Officer.

The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant 973-367-7521, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3 – Audit Committee Financial Expert –

The registrant’s Board has determined that Mr. Stephen P. Munn, member of the Board’s Audit Committee is an “audit committee financial expert,” and that he is “independent,” for purposes of this Item.

Item 4 – Principal Accountant Fees and Services –

(a) Audit Fees

For the fiscal years ended January 31, 2010 and January 31, 2009, KPMG LLP (“KPMG”), the Registrant’s principal accountant, billed the Registrant $53,500 and $46,861, respectively, for professional services rendered for the audit of the Registrant’s annual financial statements or services that are normally provided in connection with statutory and regulatory filings.

(b) Audit-Related Fees

During the fiscal year ended January 31, 2010, KPMG, the Registrant’s principal accountant, billed the Registrant $1,558 for professional services rendered in connection with agreed upon procedures performed related to a custody conversion. Not applicable for the fiscal year ended January 31, 2009.

(c) Tax Fees

None.

(d) All Other Fees

None.

(e) (1) Audit Committee Pre-Approval Policies and Procedures

THE PRUDENTIAL MUTUAL FUNDS

AUDIT COMMITTEE POLICY

on

Pre-Approval of Services Provided by the Independent Accountants

The Audit Committee of each Prudential Mutual Fund is charged with the responsibility to monitor the independence of the Fund’s independent accountants. As part of this responsibility, the Audit Committee must pre-approve any independent accounting firm’s engagement to render audit and/or permissible non-audit services, as required by law. In evaluating a proposed engagement of the independent accountants, the Audit Committee will assess the effect that the engagement might reasonably be expected to have on the accountant’s independence. The Committee’s evaluation will be based on:

•	a review of the nature of the professional services expected to be provided,

•	a review of the safeguards put into place by the accounting firm to safeguard independence, and

•	periodic meetings with the accounting firm.

Policy for Audit and Non-Audit Services Provided to the Funds

On an annual basis, the scope of audits for each Fund, audit fees and expenses, and audit-related and non-audit services (and fees proposed in respect thereof) proposed to be performed by the Fund’s independent accountants will be presented by the Treasurer and the independent accountants to the Audit Committee for review and, as appropriate, approval prior to the initiation of such services. Such presentation shall be accompanied by confirmation by both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants. Proposed services shall be described in sufficient detail to enable the Audit Committee to assess the appropriateness of such services and fees, and the compatibility of the provision of such services with the auditor’s independence. The Committee shall receive periodic reports on the progress of the audit and other services which are approved by the Committee or by the Committee Chair pursuant to authority delegated in this Policy.

The categories of services enumerated under “Audit Services”, “Audit-related Services”, and “Tax Services” are intended to provide guidance to the Treasurer and the independent accountants as to those categories of services which the Committee believes are generally consistent with the independence of the independent accountants and which the Committee (or the Committee Chair) would expect upon the presentation of specific proposals to pre-approve. The enumerated categories are not intended as an exclusive list of audit, audit-related or tax services, which the Committee (or the Committee Chair) would consider for pre-approval.

Audit Services

The following categories of audit services are considered to be consistent with the role of the Fund’s independent accountants:

•	Annual Fund financial statement audits

•	Seed audits (related to new product filings, as required)

•	SEC and regulatory filings and consents

Audit-related Services

The following categories of audit-related services are considered to be consistent with the role of the Fund’s independent accountants:

•	Accounting consultations

•	Fund merger support services

•	Agreed Upon Procedure Reports

•	Attestation Reports

•	Other Internal Control Reports

Individual audit-related services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Tax Services

The following categories of tax services are considered to be consistent with the role of the Fund’s independent accountants:

•	Tax compliance services related to the filing or amendment of the following:

•	Federal, state and local income tax compliance; and,

•	Sales and use tax compliance

•	Timely RIC qualification reviews

•	Tax distribution analysis and planning

•	Tax authority examination services

•	Tax appeals support services

•	Accounting methods studies

•	Fund merger support services

•	Tax consulting services and related projects

Individual tax services that fall within one of these categories and are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000.

Other Non-audit Services

Certain non-audit services that the independent accountants are legally permitted to render will be subject to pre-approval by the Committee or by one or more Committee members to whom the Committee has delegated this authority and who will report to the full Committee any pre-approval decisions made pursuant to this Policy. Non-audit services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Proscribed Services

The Fund’s independent accountants will not render services in the following categories of non-audit services:

•	Bookkeeping or other services related to the accounting records or financial statements of the Fund

•	Financial information systems design and implementation

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports

•	Actuarial services

•	Internal audit outsourcing services

•	Management functions or human resources

•	Broker or dealer, investment adviser, or investment banking services

•	Legal services and expert services unrelated to the audit

•	Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval of Non-Audit Services Provided to Other Entities Within the Prudential Fund Complex

Certain non-audit services provided to Prudential Investments LLC or any of its affiliates that also provide ongoing services to the Prudential Mutual Funds will be subject to pre-approval by the Audit Committee. The only non-audit services provided to these entities that will require pre-approval are those related directly to the operations and financial reporting of the Funds. Individual projects that are not presented to the Audit Committee as part of the annual pre-approval process will be subject to pre-approval by the Committee Chair (or any other Committee member on whom this responsibility has been delegated) so long as the estimated fee for those services does not exceed $50,000. Services presented for pre-approval pursuant to this paragraph will be accompanied by a confirmation from both the Treasurer and the independent accountants that the proposed services will not adversely affect the independence of the independent accountants.

Although the Audit Committee will not pre-approve all services provided to Prudential Investments LLC and its affiliates, the Committee will receive an annual report from the Fund’s independent accounting firm showing the aggregate fees for all services provided to Prudential Investments and its affiliates.

(e) (2) Percentage of services referred to in 4(b) – 4(d) that were approved by the audit committee –

One hundred percent of the services described in Item 4(b) was approved by the audit committee.

(f) Percentage of hours expended attributable to work performed by other than full time employees of principal accountant if greater than 50%.

The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was 0%.

(g) Non-Audit Fees

Not applicable to Registrant for the fiscal years 2010 and 2009. The aggregate non-audit fees billed by KPMG for services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant for the fiscal years 2010 and 2009 was $0 and $0, respectively.

(h) Principal Accountant’s Independence

Not applicable as KPMG has not provided non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X.

Item 5 – Audit Committee of Listed Registrants – Not applicable.

Item 6 – Schedule of Investments – The schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies – Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders – Not applicable.

Item 11 – Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There has been no significant change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter of the period covered by this report that has materially affected, or is likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 – Exhibits

(a)	(1) Code of Ethics – Attached hereto as Exhibit EX-99.CODE-ETH

(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.CERT.

(3)	Any written solicitation to purchase securities under Rule 23c-1. – Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act – Attached hereto as Exhibit EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Investment Portfolios 2

By: (Signature and Title)	/S/ DEBORAH A. DOCS
Deborah A. Docs
Secretary

Date March 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/S/ JUDY A. RICE
Judy A. Rice
President and Principal Executive Officer

Date March 29, 2010

By (Signature and Title)	/S/ GRACE C. TORRES
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 29, 2010